SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
	FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.			/ /
	------
Post-Effective Amendment No.	15	(File No.333-139761)	/X/
	------
	and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	134	(File No. 811-07195)	/X/
	------

(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT

-------------------------------------------------------------------------------

(Exact Name of Registrant)

RiverSource Life Insurance Company

-------------------------------------------------------------------------------

(Name of Depositor)

829 Ameriprise Financial Center, Minneapolis, MN 55474

-------------------------------------------------------------------------------

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (612) 678-5337

- ------------------------------------------------------------------------------

Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

-------------------------------------------------------------------------------

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485 [X] on May 1, 2020 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485 [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A.

# vt

Prospectus
May 1, 2020
RiverSource®
Galaxy Premier Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
829 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-333-3437 (Service Center) RiverSource Variable Annuity Account/RiverSource MVA Account
New contracts are not currently being offered.
This prospectus contains information that you should know before investing. Investment options available under the contract are listed below:
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust II
Fidelity® Variable Insurance Products – Service Class
Franklin® Templeton® Variable Insurance Products Trust – Class 2
Invesco Variable Insurance Funds
Janus Aspen Series: Service Shares
MFS® Variable Insurance TrustSM
Putnam Variable Trust – Class IB Shares

Please read the prospectuses carefully and keep them for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace, including other variable annuities or other types of annuities offered by RiverSource Life. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to you. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance, time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your underlying funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from RiverSource Life. Instead, the reports will be made available on a website, and you will be notified each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform RiverSource Life that you wish to continue receiving paper copies of your shareholder reports by calling our Service Center at 1-800-862-7919. Your election to receive reports in paper will apply to all funds available under your variable annuity contract.
Effects of COVID-19 Pandemic
The coronavirus disease 2019 (“COVID-19”) public health crisis presents ongoing significant economic and societal disruption and has driven significant volatility in the equity and interest rate markets. Any periods of continued high market volatility, and your individual circumstances (e.g., your selected allocations and the timing of any purchase payments, transfers, or withdrawals), will affect values under your contract. As part of how we maintain our strong

RiverSource Galaxy Premier Variable Annuity — Prospectus    1

financial strength and claims-paying ability, we continue to reserve amounts for our contractual obligations in accordance with significant state solvency regulations. The extent to which the COVID-19 pandemic may impact financial markets, investment performance under your contract, and our financial strength and claims-paying ability will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities, market participants, and other third parties in response to the pandemic.
We have implemented comprehensive strategies to address the operating environment spurred by the pandemic.  To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and government authorities. We have been satisfying elevated customer service volumes and our operations teams have continued to operate successfully and without disruptions in service. Our pandemic strategy is flexible and scalable and takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters and catastrophes, including the COVID-19 pandemic, may have over near- or longer-term periods.

2    RiverSource Galaxy Premier Variable Annuity — Prospectus

RiverSource Galaxy Premier Variable Annuity — Prospectus    3

Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.
Beneficiary: The person you designate to receive benefits in case of the owner’s or annuitant’s death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract before we deduct any applicable charges.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.
One-year fixed account: Part of our general account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a non-natural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a non-natural person or a revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	SIMPLE IRAs under Section 408(p) of the Code
•	Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

4    RiverSource Galaxy Premier Variable Annuity — Prospectus

•	Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.
All other contracts are considered nonqualified annuities.
Retirement date: The date when annuity payouts are scheduled to begin.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.
Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

RiverSource Galaxy Premier Variable Annuity — Prospectus    5

The Contract in Brief
Purpose: The purpose of the contract is to allow you to accumulate money for retirement or similar long term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account, and/or subaccounts of the variable account under the contract; however you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of a contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).
It may have not been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (“IRS”) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes-1035 Exchanges”.)
Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at age 72 (triggered at age 70 ½ if you turned 70 ½ before Jan. 1, 2020). These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified
Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
Buying a contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”).
Free look period: The contracts in this prospectus are no longer sold. Generally, all available free look periods have now expired.
Accounts: Generally, you may allocate your purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See “The Variable Account and the Funds”).
•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See “The Guarantee Period Accounts (GPAs)”)
•	one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see “The Fixed Account – One-Year Fixed Account“ )
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to a MVA, unless an exception applies. You may establish automated transfers among the accounts. We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (See “Making the Most of Your Contract — Transferring Among Accounts”).
Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty that may apply if you make withdrawals prior to your reaching age 59½) and may have other tax consequences. Certain other restrictions may apply. (See “Withdrawals”)

6    RiverSource Galaxy Premier Variable Annuity — Prospectus

Optional benefits: These contracts offered optional living and death benefits that were available for additional charges if you met certain criteria. Please note, since the contracts in this prospectus are no longer sold, any optional benefits you may have elected were done so at the time of application. You cannot add optional benefits to your contract after it has been issued. Any optional benefits we describe are not available to add to your contract. (See “Optional Benefits”).
Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (See “Benefits in Case of Death”)
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (See “The Annuity Payout Period”).

RiverSource Galaxy Premier Variable Annuity — Prospectus    7

Expense Summary
The following tables describe the fees and expenses that you paid when buying, owning and making a withdrawal from the contract. The first table describes the fees and expenses that you paid at the time that you bought the contract and will pay when you make a withdrawal from the contract. State premium taxes also may be deducted.
Contract Owner Transaction Expenses
Withdrawal charge
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)
Years from purchase payment receipt	Withdrawal charge percentage
1	8%
2	8
3	7
4	6
5	5
6	4
7	2
Thereafter	0
Liquidation charge under Variable Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to withdraw those payments. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Withdrawal Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)
Withdrawal charge for Fixed Annuity Payout Plan E — Payouts for a specified period:
Number of Completed Years Since Annuitization	Withdrawal charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit withdrawals in the first year after annuitization.
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual Variable Account Expenses
(As a percentage of average daily subaccount value.)
The death benefit you select determines the fees you pay.
	Variable account administrative charge	Mortality and expense risk fee	Total annual variable account expenses
Return of Purchase Payment (ROP) death benefit	0.15%	1.00	1.15%
Maximum Anniversary Value (MAV) death benefit	0.15	1.10	1.25
Other Annual Expenses
Annual contract administrative charge	$30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)
Benefit Protector Death Benefit Rider (Benefit Protector) fee	0.25%(1)
(As a percentage of the contract value charged annually on the contract anniversary.)

8    RiverSource Galaxy Premier Variable Annuity — Prospectus

Benefit Protector Plus Death Benefit Rider (Benefit Protector Plus) fee	0.40%(1)
(As a percentage of the contract value charged annually on the contract anniversary.)
(1)	This fee applies only if you elect this optional feature.
Annual Operating Expenses of the Funds
The next table provides the minimum and maximum total operating expenses charged by the underlying funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended December 31, 2019, unless otherwise noted. More detail concerning each underlying fund’s fees and expenses is contained in each fund’s prospectus.
Minimum and maximum annual operating expenses for the funds
(Including management, distribution (12b-1) and/or service fees and other expenses)(1)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.39	1.34
(1)	Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges(1), variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the MAV Death Benefit and the optional Benefit Protector Plus. Although your actual costs may be lower, based on these assumptions your costs would be:
If you withdraw your contract at the end of the applicable time period:				If you do not withdraw your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$1,070	$1,592	$2,124	$3,602	$336	$1,024	$1,733	$3,602
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the ROP Death Benefit and do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:
If you withdraw your contract at the end of the applicable time period:				If you do not withdraw your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$933	$1,173	$1,390	$2,122	$188	$579	$990	$2,122
(1)	In these examples, the contract administrative charge is $30.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RiverSource Galaxy Premier Variable Annuity — Prospectus    9

Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statements date.
The Variable Account and the Funds
Variable Account. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds. This contract currently offers subaccounts investing in shares of the funds listed in the table below.
•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund Name and Management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently

10    RiverSource Galaxy Premier Variable Annuity — Prospectus

than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the funds. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the funds. These fees are deducted from the assets of the funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue.

RiverSource Galaxy Premier Variable Annuity — Prospectus    11

Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including, but not limited to expense payments and non-cash compensation, for various purposes:
•	Compensating, training and educating investment professionals who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and investment professionals.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners regarding the funds, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting services, transaction processing, recordkeeping and administration.
•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. From time to time, certain fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, changes may take some period of time to complete. As a result it is possible you may receive various forms, reports and confirmations that reflect a fund’s prior name.
Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund (Class 3)	Seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3)	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 3)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC

12    RiverSource Galaxy Premier Variable Annuity — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Government Money Market Fund (Class 3)	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 3)	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3)	Seeks to provide shareholders with long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Small Cap Value Fund (Class 3)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Fidelity® VIP Balanced Portfolio Service Class	Seeks income and capital growth consistent with reasonable risk. Invests approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. Invests at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock). The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.
Fidelity® VIP Growth & Income Portfolio Service Class	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either "growth" stocks or "value" stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity® VIP Mid Cap Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

RiverSource Galaxy Premier Variable Annuity — Prospectus    13

Investing In	Investment Objective and Policies	Investment Adviser
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers, Inc.
Invesco V.I. American Franchise Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Janus Henderson Enterprise Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Global Technology and Innovation Portfolio: Service Shares (previously Janus Henderson VIT Global Technology Portfolio: Service Shares)	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Research Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
MFS® Investors Trust Series - Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS® New Discovery Series - Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS® Total Return Series - Service Class	Seeks total return.	MFS® Investment Management
MFS® Utilities Series - Service Class	Seeks total return.	MFS® Investment Management
Putnam VT Equity Income Fund - Class IB Shares	Seeks capital growth and current income.	Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.
Putnam VT International Equity Fund - Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, investment advisor; Putnam Investments Limited, sub-adviser. Though the investment advisor has retained the services of The Putnam Advisory Company, LLC (PAC), PAC does not currently manage any assets of the fund.
Putnam VT Sustainable Leaders Fund - Class IB Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.

14    RiverSource Galaxy Premier Variable Annuity — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
The Guarantee Period Accounts (GPAs)
The GPAs may not be available in some states.
You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000.
These accounts are not offered after annuity payouts begin.
Each GPA pays an interest rate that is declared when you make an allocation to that account. Interest is credited daily. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC (File No.333-230959). The SEC staff reviews the disclosures in this prospectus on the GPA interests.
The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). These rates generally will be based on various factors related to future investment earnings. We cannot predict nor can we guarantee what future rates will be.
We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.
We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:
•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;
•	Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
•	Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.
In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.
While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

RiverSource Galaxy Premier Variable Annuity — Prospectus    15

Market Value Adjustment (MVA)
We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the guarantee period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the guarantee period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as “early withdrawals” in the discussion below.
The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.
We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep Strategy. In some states, the MVA is limited.
When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.
The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
General Examples
As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early withdrawals.”
Assumptions:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and
•	after three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your guarantee period.
Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. In this case, that is seven years.
Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate, so the MVA will be negative.
Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year guarantee period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.
Sample MVA Calculations
The precise MVA formula we apply is as follows:
Early withdrawal amount	×	[	(1 + i	)	n/12	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or withdrawn.
j	=	current rate for a new guarantee period equal to the remaining term in the current guarantee period.
n	=	number of months remaining in the current guarantee period (rounded up).

16    RiverSource Galaxy Premier Variable Annuity — Prospectus

Examples — MVA
Using assumptions similar to those we used in the examples above:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA;
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and
•	after three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your guarantee period.
Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 3.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	-$39.84
1 + .035 + .001
In this example, the MVA is a negative $39.84.
Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 2.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	$27.61
1 + .025 + .001
In this example, the MVA is a positive $27.61.
Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your withdrawal charge percentage is 6%. (See “Charges — Withdrawal Charge.”) We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.
The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.
We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

RiverSource Galaxy Premier Variable Annuity — Prospectus    17

The General Account
The general account includes all assets owned by RiverSource Life, other than those in the variable account and our other separate accounts. Subject to applicable state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any optional benefits offered under the contract. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The One-Year Fixed Account
You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings.
There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (see “Making the Most of Your Contract — Transfer policies”)
Because of exemptive and exclusionary provisions, we have not registered interests in the one-year fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. Accordingly, neither the one-year fixed account nor any interests in the one-year fixed account are subject to the provisions of these Acts.
The one-year fixed account has not been registered with the SEC. Disclosures regarding the one-year fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
Buying Your Contract
New contracts are not currently being offered.
We are required by law to obtain personal information from you which we used to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified annuity or a nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)
When you applied, you selected (if available in your state):
•	the one-year fixed account, GPAs and/or subaccounts in which you wanted to invest(1);
•	how you wanted to make purchase payments;
•	the date you wanted to start receiving annuity payouts (the retirement date);
•	a death benefit option(2);
•	the optional Benefit Protector Death Benefit Rider(3);
•	the optional Benefit Protector Plus Death Benefit Rider(3); and
•	a beneficiary.
(1)	Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in some states.
(2)	The MAV death benefit is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue the ROP death benefit will apply.
(3)	Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

18    RiverSource Galaxy Premier Variable Annuity — Prospectus

The contract provides for allocation of purchase payments to the subaccounts to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.
We applied your purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.
In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
The Retirement Date
Annuity payouts begin on the retirement date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we processed your application, we established the retirement date to be the maximum age then in effect (or contract anniversary if applicable). Unless otherwise elected by you, all retirement dates are now automatically set to the maximum age of 95 now in effect. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.
The retirement date must be:
•	no earlier than the 30th day after the contract’s effective date; and no later than
•	the annuitant’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed upon by us.
Six months prior to your retirement start date, we will contact you with your options including the option to postpone your retirement start date to a future date. You can choose to delay the retirement start date of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B – Life with 10 years certain will begin on the retirement start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made.
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your retirement start date, your contract will not be automatically annuitized (subject to state requirements). However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)

RiverSource Galaxy Premier Variable Annuity — Prospectus    19

Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.
Minimum purchase payments
$50 for SIPs
$100 for all other payments
Maximum total allowable purchase payments*
$1,000,000 for issue ages up to 85
$100,000 for issue ages 86 to 90
*	These limits apply in total to all RiverSource Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities, the tax-deferred retirement plan’s or the Code’s limits on annual contributions also apply.
How to Make Purchase Payments
11 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
22 By SIP
Contact your investment professional to complete the necessary SIP paperwork.
Limitations on Use of Contract
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.
Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge allocated to the fixed account.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.
If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.
Variable Account Administrative Charge
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

20    RiverSource Galaxy Premier Variable Annuity — Prospectus

Mortality and Expense Risk Fee
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If you select the ROP death benefit, the mortality and expense risk fee is 1.00%. If you select the MAV death benefit, the mortality and expense risk fee is 1.10%. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the one-year fixed account.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.
Withdrawal Charge
If you withdraw all or part of your contract value, a withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable guarantee period will be subject to a MVA. (See “The Guarantee Period Accounts — Market Value Adjustment (MVA).”
Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.
You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount (“TFA”). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:
(a)	is 10% of your prior anniversary’s contract value; and
(b)	is current contract earnings.
NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, or the one-year fixed account or GPA. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary’s contract value during the first contract year.
For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:
1.	First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary’s contract value. We do not assess a withdrawal charge on this amount.
2.	Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.
3.	Next, we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

RiverSource Galaxy Premier Variable Annuity — Prospectus    21

4.	Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a “first-in, first-out” (FIFO) basis. We do assess a withdrawal charge on these payments.
NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:
PPW = XSF +	(ACV – XSF)	×	(PPNPW – XSF)
(CV – TFA)
If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.
We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.
The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.
Years from purchase payment receipt	Withdrawal charge percentage
1	8%
2	8
3	7
4	6
5	5
6	4
7	2
Thereafter	0
For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.
The amount of purchase payments withdrawn is calculated using a prorated formula based on the percentage of contract value being withdrawn. As a result, the amount of purchase payments withdrawn may be greater than the amount of contract value withdrawn.
Withdrawal charge calculation example
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:
•	We receive these payments:
–	$10,000 initial;
–	$8,000 on the sixth contract anniversary;
–	$6,000 on the eighth contract anniversary; and
•	The owner withdraws the contract for its total withdrawal value of $38,101 during the eleventh contract year and does not make any other withdrawals during that contract year; and
•	The prior anniversary contract value is $38,488.

Withdrawal charge	Explanation
0	$3,848.80 is 10% of the prior anniversary’s contract value withdrawn without withdrawal charge; and
0	$10,252.20 is contract earnings in excess of the 10% TFA withdrawal amount withdrawn without withdrawal charge; and
0	$10,000 initial purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
400	$8,000 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and
420	$6,000 purchase payment is in its third year from receipt, withdrawn with a 7% withdrawal charge.
$820

22    RiverSource Galaxy Premier Variable Annuity — Prospectus

Waiver of withdrawal charges
We do not assess a withdrawal charge for:
•	withdrawals of any contract earnings;
•	withdrawals of amounts totaling up to 10% of your prior contract anniversary’s contract value to the extent they exceed contract earnings;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which withdrawal charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;
•	contracts settled using an annuity payout plan;
•	death benefits;
•	withdrawals you make under your contract’s “Waiver of Withdrawal Charges” provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days; and
•	to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician’s statement. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.
Liquidation charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to withdraw those payments. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate.
Fixed Payouts: Withdrawal charge for Fixed Annuity Payout Plan E – Payouts for a specified period: If you are receiving annuity payments under this annuity payout plan, you can choose to take a withdraw and withdrawal charge may apply.
A withdrawal charge will be assessed against the present value of any remaining guaranteed payouts withdrawn. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you withdrawn, the present value determined will be multiplied by the withdrawal charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Withdrawal charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit withdrawals in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any withdrawal charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following withdraw will be reduced to zero.
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

RiverSource Galaxy Premier Variable Annuity — Prospectus    23

Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.
Optional Death Benefit Charges
Benefit Protector Death Benefit Rider Fee
We deduct a charge for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.
Benefit Protector Plus Death Benefit Rider Fee
We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.
Valuing Your Investment
We value your accounts as follows:
GPAs and One-Year Fixed Account
We value the amounts you allocate to the GPAs and the one-year fixed account directly in dollars. The value of the GPAs and the one-year fixed account equals:
•	the sum of your purchase payments and transfer amounts allocated to the GPAs and the one-year fixed account (including any positive or negative MVA on amounts transferred from the GPAs to the one-year fixed account);
•	plus interest credited;
•	minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the fee for any of the following optional benefits you have selected:
–	Benefit Protector rider
–	Benefit Protector Plus rider
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

24    RiverSource Galaxy Premier Variable Annuity — Prospectus

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.
Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);
•	partial withdrawals;
•	withdrawal charges;
and the deduction of a prorated portion of:
•	the contract administrative charge; and
•	the fee for any of the following optional benefits you have selected:
–	Benefit Protector rider; and/or
–	Benefit Protector Plus rider.
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and
•	mortality and expense risk fee and the variable account administrative charge.
Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

RiverSource Galaxy Premier Variable Annuity — Prospectus    25

How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		Jun	100	18	5.56
		Jul	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.
Tiered Dollar-Cost Averaging (Tiered DCA) Program
If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:
If your net contract value(1) is…	we allocate your new purchase payment to:
$10,000–$49,999	Tier 1 DCA account
$50,000 or more	Tier 2 DCA account(2)
(1)	“Net contract value” equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2)	You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account. You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for either six months or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccount you select over the six-month or twelve-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.
We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We will change the interest rate on each Tiered DCA account from time to time at our discretion. From time to time, we may credit interest to the Tiered DCA account at promotional rates that are higher than those we credit to the one-year fixed account. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.
We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.
If you make additional purchase payments while a Tiered DCA account term is in progress, the amounts you allocate to an existing Tiered DCA account will be transferred out of the Tiered DCA account over the reminder of the term. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

26    RiverSource Galaxy Premier Variable Annuity — Prospectus

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.
You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.
We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.
The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.
Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.
Transferring Among Accounts
You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.
We may suspend or modify transfer privileges at any time.
For information on transfers after annuity payouts begin, see “Transfer policies” below.

RiverSource Galaxy Premier Variable Annuity — Prospectus    27

Transfer policies
•	Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.
•	It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.
•	If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.
•	Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.
•	Once annuity payouts begin, you may not make any transfers to the GPAs.
*	Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

28    RiverSource Galaxy Premier Variable Annuity — Prospectus

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier, and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we will attempt to execute transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

RiverSource Galaxy Premier Variable Annuity — Prospectus    29

How to request a Transfer or Withdrawal
11 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our Service Center:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or withdrawals:	$500 or entire account balance

Maximum amount
Transfers or withdrawals:	Contract value or entire account balance
*	Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

22 By automated transfers and automated partial withdrawals
Your investment professional can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or the one-year fixed accounts.
You can start or stop this service by written request or other method acceptable to us.
You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.
•	Automated withdrawals may be restricted by applicable law under some contracts.
•	You may not make systematic purchase payments if automated partial withdrawals are in effect.
•	Automated partial withdrawals may result in income taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Transfers or withdrawals:	$100 monthly
$250 quarterly, semiannually or annually

33 By phone
Call:
1-800-333-3437
Minimum amount
Transfers or withdrawals:	$500 or entire account balance
Maximum amount
Transfers:	Contract value or entire account balance
Withdrawals:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

30    RiverSource Galaxy Premier Variable Annuity — Prospectus

Withdrawals
You may withdraw all or part of your contract at any time before the retirement date by sending us a written request or calling us.
The date your withdrawal request will be processed depends on when and how we receive it:
For withdrawal requests received in writing:
•	If we receive your withdrawal request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request.
•	If we receive your withdrawal request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request.
For withdrawal requests received by phone:
•	If we receive your withdrawal request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request.
•	If we receive your withdrawal request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request.
We may ask you to return the contract. You may have to pay a contract administrative charge, withdrawal charges or any applicable optional rider charges (see “Charges”), federal income taxes and penalties. State and local income taxes may also apply (see “Taxes”). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see “Optional Benefits”). In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Withdrawal Policies
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. After executing a partial withdrawal, the value in each subaccount , one-year fixed account or GPA must be either zero or at least $50.
Receiving Payment
11 By regular or express mail
•	payable to you;
•	mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
22 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the NYSE is closed, except for normal holiday and weekend closings;

RiverSource Galaxy Premier Variable Annuity — Prospectus    31

–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total withdrawal amount until cleared from the originating financial institution.
A Special Note on Cybersecurity Risks
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
TSA–Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or
–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”)

32    RiverSource Galaxy Premier Variable Annuity — Prospectus

•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.
Benefits in Case of Death
There are two death benefit options under this contract: Return of Purchase Payments (ROP) death benefit and Maximum Anniversary Value (MAV) death benefit. If either you or the annuitant are 79 or older at contract issue, ROP death benefit will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either ROP death benefit or MAV death benefit on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See “Charges—Mortality and Expense Risk Fee.”)
Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant’s death if you die before the retirement start date while this contract is in force. We will base the benefit paid on the death benefit coverage you selected when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.
Return of Purchase Payments (ROP) Death Benefit
The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:
1.	contract value; or
2.	total purchase payments minus adjusted partial withdrawals.

Adjusted partial withdrawals for the ROP or MAV death benefit	=	PW × DB
CV

PW	=	the amount by which the contract value is reduced as a result of the partial withdrawal.
DB	=	the death benefit on the date of (but prior to) the partial withdrawal.
CV	=	contract value on the date of (but prior to) the partial withdrawal.
Example
•	You purchase the contract for $25,000.
•	On the first contract anniversary, the contract value grows to $29,000.
•	During the second contract year, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the ROP death benefit as follows:
Contract Value at death:	$20,500.00
Purchase payment minus adjusted partial withdrawals:
Total purchase payments:	$25,000.00
minus the adjusted partial withdrawal calculated as:

RiverSource Galaxy Premier Variable Annuity — Prospectus    33

$1,500 × $25,000	=	–1,704.55
$22,000
for a death benefit of:		$23,295.45
The ROP death benefit, calculated as the greater of these two values:			$23,295.45
Maximum Anniversary Value (MAV) Death Benefit
The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:
1.	contract value; or
2.	total purchase payments applied to the contract minus adjusted partial withdrawals; or
3.	the maximum anniversary value immediately preceding the date of death plus any purchase payments applied to the contract since that anniversary minus adjusted partial withdrawals since that anniversary.
Maximum anniversary value (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary’s MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.
Example
•	You purchase the contract for $25,000.
•	On the first contract anniversary, the contract value grows to $29,000.
•	During the second contract year, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the MAV death benefit as follows:
Contract Value at death:	$20,500.00
Purchase payment minus adjusted partial withdrawals:	$23,295.45
The MAV immediately preceding the date of death plus any payments applied to the contract since that anniversary minus adjusted partial withdrawals:
MAV on the prior anniversary:	$29,000.00
plus purchase payments applied to the contract the prior anniversary:	+0.00
minus adjusted partial withdrawals taken since that anniversary, calculated as:
$1,500 × $29,000 =
$22,000	–1,977.27
for a death benefit of:	$27,022.73
The MAV death benefit, calculated as the greatest of these three values:		$27,022.73
If You Die Before Your Retirement Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector Plus rider, if selected, will terminate. Continuance of the Benefit Protector rider is optional. (See “Optional Benefits.”)

34    RiverSource Galaxy Premier Variable Annuity — Prospectus

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 72 (age 701/2 if the death occurred before Jan. 1, 2020). If you attained age 72 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector Plus rider, if selected, will terminate. Continuance of the Benefit Protector rider is optional. (See “Optional Benefits.”)
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest within 10 years of the time of death of the owner unless they qualify as an “eligible designated beneficiary.” Eligible designated beneficiaries may continue to take proceeds out over their life expectancy. Eligible designated beneficiaries include:
•	the surviving spouse;
•	a lawful child of the owner under the age of majority (remaining amount must be withdrawn within 10 years, once the child reaches the age of majority);
•	disabled within the meaning of Code section 72(m)(7);
•	chronically ill within the meaning of Code section 7702B(c)(2);
•	any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA. We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this contract and:
•	the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy for an eligible designated beneficiary. (Payout plans are limited if the beneficiary is not an eligible designated beneficiary.)
•	Spouse and Non-spouse beneficiary: If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or annuitize the contract to deplete it within 10 years of your beneficiary’s death
•	Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary may continue depending on the annuity payout plan you elect, subject to adjustment to comply with the IRS rules and regulations.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.

RiverSource Galaxy Premier Variable Annuity — Prospectus    35

Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Benefit Protector Death Benefit Rider (Benefit Protector)
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector provides reduced benefits if you or the annuitant are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary.
If this rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus rider.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any withdrawals including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.
The Benefit Protector provides that if you or the annuitant die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:
•	the applicable death benefit
•	40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or
•	15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.
Earnings at death: This is determined by taking the current death benefit, and subtracting any purchase payments not previously withdrawn. Partial withdrawals reduce earnings before reducing purchase payments in the contract. This determines how much of the applicable death benefit is made up of contract earnings. We set maximum earnings at death of 250% of purchase payments not previously withdrawn that are one or more years old. Earnings at death cannot be less than zero.
Terminating the Benefit Protector
•	You may terminate the rider within 30 days of the first rider anniversary.
•	You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.
Example of the Benefit Protector
•	You purchase the contract with a payment of $100,000 and you and the annuitant are under age 70. You select the MAV death benefit.

36    RiverSource Galaxy Premier Variable Annuity — Prospectus

•	During the first contract year the contract value grows to $105,000. The MAV death benefit equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
•	On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV death benefit (contract value):	$110,000
plus the Benefit Protector benefit which equals 40% of earnings at death
(MAV death benefit minus payments not previously withdrawn):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit (MAV):	$110,000
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	During the third contract year the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year of the withdrawal charge schedule, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit equals:

MAV death benefit (MAV adjusted for partial withdrawals):	$57,619
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($57,619 – $55,000) =	+1,048
Total death benefit of:	$58,667
•	On the third contract anniversary the contract value falls to $40,000. The death benefit equals the previous death benefit. The reduction in contract value has no effect.
•	On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old.

The death benefit equals:
MAV death benefit (contract value):	$200,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old)	+55,000
Total death benefit of:	$255,000
•	During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit equals:

MAV death benefit (contract value):	$250,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old)	+55,000
Total death benefit of:	$305,000
•	During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old and the value of the Benefit Protector changes. The death benefit equals:

MAV death benefit (contract value):	$250,000
plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
0.40 × ($250,000 – $105,000) =	+58,000
Total death benefit of:	$308,000
If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we

RiverSource Galaxy Premier Variable Annuity — Prospectus    37

will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for “purchase payments not previously withdrawn” used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date of death.
NOTE: For special tax considerations associated with the Benefit Protector, see “Taxes.”
Benefit Protector Plus Death Benefit Rider (Benefit Protector Plus)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector Plus provides reduced benefits if you or the annuitant are age 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year.
If this rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector rider. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any withdrawals including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.
The Benefit Protector Plus provides that if you or the annuitant die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:
•	the benefits payable under the Benefit Protector described above, plus
•	a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

Rider Year	Percentage if you and the annuitant are under age 70 on the rider effective date	Percentage if you or the annuitant are age 70 or older on the rider effective date
One and Two	0%	0%
Three and Four	10%	3.75%
Five or more	20%	7.5%
Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:
•	the applicable death benefit (see “Benefits in Case of Death”) plus:

Rider Year	If you and the annuitant are under age 70 on the rider effective date, add…	If you or the annuitant are age 70 or older on the rider effective date, add…
One	Zero	Zero
Two	40% × earnings at death (see above)	15% × earnings at death
Three & Four	40% × (earnings at death + 25% of initial purchase payment*)	15% × (earnings at death + 25% of initial purchase payment*)
Five or more	40% × (earnings at death + 50% of initial purchase payment*)	15% × (earnings at death + 50% of initial purchase payment*)
*	Initial purchase payments are payments made within 60 days of rider issue not previously withdrawn.
Terminating the Benefit Protector Plus
•	You may terminate the rider within 30 days of the first rider anniversary.
•	You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.
Example of the Benefit Protector Plus
You purchase the contract with a payment of $100,000 and you and the annuitant are under age 70. You select the MAV death benefit.
•	During the first contract year the contract value grows to $105,000. The death benefit equals MAV death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

38    RiverSource Galaxy Premier Variable Annuity — Prospectus

•	On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit equals:

MAV death benefit (contract value):	$110,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit (MAV):	$110,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($110,000 – $100,000) =	+4,000
plus 10% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.10 × $100,000 =	+10,000
Total death benefit of:	$124,000
•	During the third contract year the contract value remains at $105,000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit equals:

MAV death benefit (MAV adjusted for partial withdrawals):	$57,619
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($57,619 – $55,000) =	+1,048
plus 10% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.10 × $55,000 =	+5,500
Total death benefit of:	$64,167
•	On the third contract anniversary the contract value falls $40,000. The death benefit equals the death benefit paid during the third contract year. The reduction in contract value has no effect.
•	On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit equals:

MAV death benefit (contract value):	$200,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.20 × $55,000 =	+11,000
Total death benefit of:	$266,000
•	During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit equals:

MAV death benefit (contract value:	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.20 × $55,000 =	+11,000
Total death benefit of:	$ 316,000

RiverSource Galaxy Premier Variable Annuity — Prospectus    39

•	During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit equals:

MAV death benefit (contract value):	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously withdrawn):
0.40 × ($250,000 – $105,000) =	+58,000
plus 20% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.20 × $55,000 =	+11,000
Total death benefit of:	$319,000
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see “Benefits in Case of Death”).
NOTE: For special tax considerations associated with the Benefit Protector Plus, see “Taxes.”
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges upon retirement but withdrawal charges may apply when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date after any rider charges have been deducted. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.” If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant’s age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts at settlement.
In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)
Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

40    RiverSource Galaxy Premier Variable Annuity — Prospectus

Annuity Payout Plans
We make available variable annuity payouts where payout amounts will vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the retirement date. Generally, you may select one of the Plans A through E below or another plan agreed to by us.
•	Plan A – Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B – Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period in the event the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
•	Plan C – Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D – Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
•	Plan E – Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining payouts and pay it to you in a lump sum.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features will result in payouts ceasing.
Utilizing a liquidity feature to withdraw the underlying value of remaining payouts may result in the assessment of a withdrawal charge (See “Charges — Withdrawal charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant’s retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.

RiverSource Galaxy Premier Variable Annuity — Prospectus    41

Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike withdrawals described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Withdrawals: Generally, if you withdrawal all or part of your nonqualified annuity your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Benefits in Case of Death — If You Die Before the Retirement Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing

42    RiverSource Galaxy Premier Variable Annuity — Prospectus

jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (non-natural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until withdrawn or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of non-natural ownership, the death of annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if withdrawals are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent withdrawal. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any withdrawal from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

RiverSource Galaxy Premier Variable Annuity — Prospectus    43

Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or 3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Withdrawals: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such withdrawal to be directly rolled over to another eligible retirement plan such as an IRA.
Withdrawals from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period or another qualifying event such as death or disability.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions (“RMDs”) beginning at age 72 (age 70 ½ if you were born on or before June 30, 1949). RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.

44    RiverSource Galaxy Premier Variable Annuity — Prospectus

State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death — If you Die Before the Retirement Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new withdrawal charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
The company includes in its taxable income the net investment income derived from the investment of assets held in its subaccounts because the company is considered the owner of these assets under federal income tax law.  The company may claim certain tax benefits associated with this investment income.  These benefits, which may include foreign tax credits and the corporate dividend received deduction, are not passed on to you since the company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

RiverSource Galaxy Premier Variable Annuity — Prospectus    45

Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We are the legal owner of all fund shares and therefore hold all voting rights.  However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from policy owners. We will vote shares for which we have not received instructions and shares that we or our affiliates own in our own names in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.
If any of these situations occur, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund), provided we obtain any required SEC and state insurance law approval. The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change.
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

46    RiverSource Galaxy Premier Variable Annuity — Prospectus

Sales of the Contract
New contracts are not currently being offered.
•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments We May Make to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 0.75% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.
•	We may pay selling firms an additional sales commission of up to 1.00% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and
•	funding other events sponsored by a selling firm that may encourage the selling firm’s investment professionals to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.
Sources of Payments to Selling Firms
When we pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see “Expense Summary”);
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The Funds”);
•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The Funds”); and
•	revenues we receive from other contracts we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including withdrawal charges; and
•	fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements made with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

RiverSource Galaxy Premier Variable Annuity — Prospectus    47

•	cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Investment Professionals
•	The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.
•	To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.
Service Providers
Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus. We also have entered into agreements with certain entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. Entities that provided services to RiverSource Life in 2019 are listed in the table below.
Name of Service Provider	Services Provided	Address
Ameriprise Financial, Inc.	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis MN 55402 USA
Ameriprise India Private Limited	Administrative support related to new business and servicing of existing contracts and policies annual report filings	Plot No. 14, Sector 18 Udyog Vihar Gurugram, Haryana – 122 015 India
Sykes Enterprise Incorporated	Administrative support related to e new business and servicing of existing contracts and policies	10th Floor, Glorietta BPO 1 Office Tower Makati City 1224 Metro Manila Philippines
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. RiverSource Life has cooperated and will continue to cooperate with the applicable regulators.
RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of RiverSource Life or the insurance industry generally.

48    RiverSource Galaxy Premier Variable Annuity — Prospectus

Additional Information
Incorporation of Certain Documents By Reference
The SEC allows us to “incorporate by reference” the information we have filed with the SEC. This means that we can disclose important information to you without actually including the specific information in this prospectus by referring you to other documents filed separately with the SEC. The information incorporated by reference is an important part of this prospectus. Information that we later provide to the SEC, and which is deemed to be “filed” with the SEC, will automatically update information previously filed with the SEC, and may replace information in this prospectus and information previously filed with the SEC. We incorporate by reference RiverSource Life Insurance Company’s annual report on Form 10-K for the year ended December 31, 2019 as filed with the SEC on Feb.26, 2020 under File No. 033-28976 in accordance with the Securities Exchange Act of 1934, as amended and any filings we make with the SEC under Sections 13(a) or 15(d) of the Securities Exchange Act (excluding information deemed to be furnished and not filed with the SEC) after the effective date of this registration statement, until all offerings under the registration statement of which this prospectus forms a part are completed or terminated. The annual report contains additional information about RiverSource Life Insurance Company, including audited financial statements for the latest fiscal year.
RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.
Available Information
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Indemnification
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to directors, officers and controlling persons of RiverSource Life pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

RiverSource Galaxy Premier Variable Annuity — Prospectus    49

Appendix : Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of December 31, 2019.
Variable account charges of 1.15% of the daily net assets of the variable account.
Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Asset Allocation Fund (Class 1)* (4/7/2003)
Accumulation unit value at beginning of period	$2.50	$2.64	$2.31	$2.22	$2.22	$2.04	$1.75	$1.57	$1.60	$1.42
Accumulation unit value at end of period	$2.99	$2.50	$2.64	$2.31	$2.22	$2.22	$2.04	$1.75	$1.57	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	6	6	26
*Columbia Variable Portfolio – Asset Allocation Fund (Class 1) is scheduled to liquidate on or about April 24, 2020.

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.87	$2.01	$1.78	$1.69	$1.68	$1.55	$1.29	$1.14	$1.13	$1.01
Accumulation unit value at end of period	$2.27	$1.87	$2.01	$1.78	$1.69	$1.68	$1.55	$1.29	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	26	26	26	26	26	26	26

Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.29	$2.41	$1.96	$1.84	$1.84	$1.62	$1.23	$1.09	$1.05	$0.90
Accumulation unit value at end of period	$2.82	$2.29	$2.41	$1.96	$1.84	$1.84	$1.62	$1.23	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	191	214	291	332	380	579	843	1,217	1,775	2,312

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.61	$2.81	$2.49	$2.22	$2.31	$2.12	$1.69	$1.50	$1.60	$1.39
Accumulation unit value at end of period	$3.20	$2.61	$2.81	$2.49	$2.22	$2.31	$2.12	$1.69	$1.50	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	333	420	550	627	855	1,123	1,707	2,629	3,304	3,550

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$2.94	$3.79	$2.61	$2.51	$2.79	$2.89	$2.98	$2.50	$3.20	$2.70
Accumulation unit value at end of period	$3.81	$2.94	$3.79	$2.61	$2.51	$2.79	$2.89	$2.98	$2.50	$3.20
Number of accumulation units outstanding at end of period (000 omitted)	105	141	152	206	259	320	443	542	704	659

Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15	$1.16
Accumulation unit value at end of period	$1.07	$1.06	$1.06	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	486	567	651	708	282	349	417	477	734	815

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.40	$2.53	$2.41	$2.18	$2.23	$2.18	$2.08	$1.81	$1.74	$1.54
Accumulation unit value at end of period	$2.77	$2.40	$2.53	$2.41	$2.18	$2.23	$2.18	$2.08	$1.81	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	68	82	103	104	131	167	229	339	422	479

Columbia Variable Portfolio – Income Opportunities Fund (Class 1) (4/26/2013)
Accumulation unit value at beginning of period	$0.99	$1.04	$0.99	$0.90	$0.92	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$0.99	$1.04	$0.99	$0.90	$0.92	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	6	6	6	6	17	17	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 1) (4/29/2011)
Accumulation unit value at beginning of period	$1.99	$2.09	$1.65	$1.65	$1.53	$1.35	$1.05	$0.88	$1.00	—
Accumulation unit value at end of period	$2.67	$1.99	$2.09	$1.65	$1.65	$1.53	$1.35	$1.05	$0.88	—
Number of accumulation units outstanding at end of period (000 omitted)	47	52	63	108	120	129	144	162	189	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$1.92	$2.04	$1.70	$1.55	$1.55	$1.39	$1.06	$0.93	$0.93	$0.82
Accumulation unit value at end of period	$2.49	$1.92	$2.04	$1.70	$1.55	$1.55	$1.39	$1.06	$0.93	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	133	131	130	145	148	152	154	151	177	175

Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.82	$3.27	$2.95	$2.62	$2.74	$2.62	$1.78	$1.53	$1.69	$1.35
Accumulation unit value at end of period	$3.28	$2.82	$3.27	$2.95	$2.62	$2.74	$2.62	$1.78	$1.53	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	3	14	14	14	14	14	14	15	15	15

Columbia Variable Portfolio – Small Company Growth Fund (Class 1) (4/14/2003)
Accumulation unit value at beginning of period	$3.71	$3.82	$2.99	$2.68	$2.61	$2.77	$2.00	$1.80	$1.93	$1.52
Accumulation unit value at end of period	$5.16	$3.71	$3.82	$2.99	$2.68	$2.61	$2.77	$2.00	$1.80	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	2	2	2	2	4

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1) (4/29/2011)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.03	$1.02	$1.01	$0.97	$1.00	$0.99	$1.00	—
Accumulation unit value at end of period	$1.12	$1.06	$1.05	$1.03	$1.02	$1.01	$0.97	$1.00	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	15	16	16	17	67	69	71	79	84	—

50    RiverSource Galaxy Premier Variable Annuity — Prospectus

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP Balanced Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$2.09	$2.21	$1.93	$1.82	$1.83	$1.68	$1.42	$1.25	$1.32	$1.13
Accumulation unit value at end of period	$2.57	$2.09	$2.21	$1.93	$1.82	$1.83	$1.68	$1.42	$1.25	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	3	3	2	2	2	2	2	2	4	4

Fidelity® VIP Growth & Income Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$1.94	$2.16	$1.87	$1.63	$1.69	$1.55	$1.17	$1.00	$1.00	$0.88
Accumulation unit value at end of period	$2.49	$1.94	$2.16	$1.87	$1.63	$1.69	$1.55	$1.17	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9	29	47	48	49	80	82	83	86	92

Fidelity® VIP Mid Cap Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$5.64	$6.69	$5.60	$5.06	$5.19	$4.95	$3.68	$3.24	$3.67	$2.89
Accumulation unit value at end of period	$6.88	$5.64	$6.69	$5.60	$5.06	$5.19	$4.95	$3.68	$3.24	$3.67
Number of accumulation units outstanding at end of period (000 omitted)	37	44	44	45	50	69	70	70	73	90

Franklin Mutual Shares VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$2.52	$2.81	$2.62	$2.28	$2.43	$2.30	$1.81	$1.60	$1.64	$1.49
Accumulation unit value at end of period	$3.06	$2.52	$2.81	$2.62	$2.28	$2.43	$2.30	$1.81	$1.60	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	41	43	70	79	97	194	212	313	334	421

Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$2.21	$2.37	$1.97	$1.91	$1.99	$1.87	$1.37	$1.25	$1.33	$1.05
Accumulation unit value at end of period	$2.88	$2.21	$2.37	$1.97	$1.91	$1.99	$1.87	$1.37	$1.25	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	32	33	47	60	62	91	102	105	126	137

Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.81	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.44	$1.81	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	15	30	31	33	62	64	70	—	—

Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.70	$1.90	$1.69	$1.55	$1.67	$1.56	$1.22	$1.08	$1.10	$1.01
Accumulation unit value at end of period	$2.16	$1.70	$1.90	$1.69	$1.55	$1.67	$1.56	$1.22	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	50	51	51	61	68	68	71	71	75	108

Janus Henderson VIT Enterprise Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.72	$1.75	$1.39	$1.26	$1.23	$1.11	$0.85	$0.73	$0.75	$0.61
Accumulation unit value at end of period	$2.30	$1.72	$1.75	$1.39	$1.26	$1.23	$1.11	$0.85	$0.73	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	18	18	17	37	37	37	37	37	37	37

Janus Henderson VIT Global Technology Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.44	$1.44	$1.01	$0.90	$0.87	$0.80	$0.60	$0.51	$0.56	$0.46
Accumulation unit value at end of period	$2.06	$1.44	$1.44	$1.01	$0.90	$0.87	$0.80	$0.60	$0.51	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	32	32	32

Janus Henderson VIT Research Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.41	$1.47	$1.16	$1.17	$1.13	$1.01	$0.79	$0.67	$0.72	$0.64
Accumulation unit value at end of period	$1.88	$1.41	$1.47	$1.16	$1.17	$1.13	$1.01	$0.79	$0.67	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	15	18	20	22	28	35	58	98	124	173

MFS® Investors Trust Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$1.90	$2.04	$1.68	$1.57	$1.58	$1.45	$1.11	$0.95	$0.98	$0.90
Accumulation unit value at end of period	$2.47	$1.90	$2.04	$1.68	$1.57	$1.58	$1.45	$1.11	$0.95	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	3	10	12	13	20	53	54	54	55	70

MFS® New Discovery Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$2.10	$2.16	$1.73	$1.61	$1.66	$1.82	$1.30	$1.09	$1.23	$0.92
Accumulation unit value at end of period	$2.93	$2.10	$2.16	$1.73	$1.61	$1.66	$1.82	$1.30	$1.09	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	5	5	12	11	18	18	28

MFS® Total Return Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$2.08	$2.23	$2.02	$1.87	$1.91	$1.78	$1.52	$1.38	$1.38	$1.27
Accumulation unit value at end of period	$2.47	$2.08	$2.23	$2.02	$1.87	$1.91	$1.78	$1.52	$1.38	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	40	44	48	49	57	95	95	100	112	135

MFS® Utilities Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$2.73	$2.74	$2.42	$2.20	$2.61	$2.35	$1.98	$1.77	$1.68	$1.50
Accumulation unit value at end of period	$3.37	$2.73	$2.74	$2.42	$2.20	$2.61	$2.35	$1.98	$1.77	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	1	3	3	12	12	20	20	20	34	36

Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.02	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	37	37	—	—	—	—	—	—	—

RiverSource Galaxy Premier Variable Annuity — Prospectus    51

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Putnam VT International Equity Fund – Class IB Shares (11/11/1999)
Accumulation unit value at beginning of period	$1.32	$1.65	$1.32	$1.36	$1.38	$1.49	$1.18	$0.98	$1.19	$1.10
Accumulation unit value at end of period	$1.63	$1.32	$1.65	$1.32	$1.36	$1.38	$1.49	$1.18	$0.98	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	24	24	25	44	46	52	53	56	55	56

Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.42	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00
Accumulation unit value at end of period	$3.26	$2.42	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	10	11	11	29	41	42	43	79	78	91

Templeton Foreign VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$1.48	$1.77	$1.54	$1.45	$1.57	$1.79	$1.47	$1.26	$1.42	$1.33
Accumulation unit value at end of period	$1.65	$1.48	$1.77	$1.54	$1.45	$1.57	$1.79	$1.47	$1.26	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	6	12	17	18	22	30	34	38	38	39
Variable account charges of 1.25% of the daily net assets of the variable account.
Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Asset Allocation Fund (Class 1)* (4/7/2003)
Accumulation unit value at beginning of period	$2.46	$2.61	$2.28	$2.19	$2.20	$2.02	$1.73	$1.55	$1.59	$1.42
Accumulation unit value at end of period	$2.94	$2.46	$2.61	$2.28	$2.19	$2.20	$2.02	$1.73	$1.55	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	24	30	31	32	32	36	45
*Columbia Variable Portfolio – Asset Allocation Fund (Class 1) is scheduled to liquidate on or about April 24, 2020.

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$1.84	$1.98	$1.75	$1.66	$1.66	$1.52	$1.27	$1.13	$1.11	$1.00
Accumulation unit value at end of period	$2.23	$1.84	$1.98	$1.75	$1.66	$1.66	$1.52	$1.27	$1.13	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	27	50	54	73	75	91	92	94	84	85

Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.48	$1.55	$1.26	$1.19	$1.19	$1.05	$0.79	$0.71	$0.68	$0.59
Accumulation unit value at end of period	$1.82	$1.48	$1.55	$1.26	$1.19	$1.19	$1.05	$0.79	$0.71	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	796	827	918	1,025	1,104	1,203	1,278	1,511	1,928	2,512

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$2.57	$2.76	$2.45	$2.18	$2.27	$2.09	$1.67	$1.49	$1.58	$1.37
Accumulation unit value at end of period	$3.14	$2.57	$2.76	$2.45	$2.18	$2.27	$2.09	$1.67	$1.49	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	91	91	102	119	134	203	447	527	653	957

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$2.88	$3.72	$2.56	$2.47	$2.75	$2.85	$2.94	$2.47	$3.17	$2.68
Accumulation unit value at end of period	$3.74	$2.88	$3.72	$2.56	$2.47	$2.75	$2.85	$2.94	$2.47	$3.17
Number of accumulation units outstanding at end of period (000 omitted)	5	5	4	5	8	13	15	43	64	65

Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.05	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15
Accumulation unit value at end of period	$1.05	$1.05	$1.04	$1.05	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	999	1,223	1,522	1,600	551	914	1,357	1,745	2,256	2,075

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$2.36	$2.49	$2.37	$2.14	$2.20	$2.15	$2.05	$1.79	$1.72	$1.53
Accumulation unit value at end of period	$2.72	$2.36	$2.49	$2.37	$2.14	$2.20	$2.15	$2.05	$1.79	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	68	71	74	87	86	85	119	171	174	280

Columbia Variable Portfolio – Income Opportunities Fund (Class 1) (4/26/2013)
Accumulation unit value at beginning of period	$0.99	$1.04	$0.98	$0.90	$0.92	$0.89	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$0.99	$1.04	$0.98	$0.90	$0.92	$0.89	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	234	234	247	262	290	290	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 1) (4/29/2011)
Accumulation unit value at beginning of period	$1.97	$2.08	$1.64	$1.64	$1.52	$1.35	$1.05	$0.88	$1.00	—
Accumulation unit value at end of period	$2.65	$1.97	$2.08	$1.64	$1.64	$1.52	$1.35	$1.05	$0.88	—
Number of accumulation units outstanding at end of period (000 omitted)	81	81	81	81	81	95	96	103	104	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$1.89	$2.01	$1.68	$1.52	$1.53	$1.37	$1.05	$0.92	$0.92	$0.81
Accumulation unit value at end of period	$2.44	$1.89	$2.01	$1.68	$1.52	$1.53	$1.37	$1.05	$0.92	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	37	37	37	48	64	65	55	66	119	123

Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$2.77	$3.21	$2.90	$2.58	$2.70	$2.58	$1.76	$1.51	$1.68	$1.34
Accumulation unit value at end of period	$3.22	$2.77	$3.21	$2.90	$2.58	$2.70	$2.58	$1.76	$1.51	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	61	62	64	64	77	80	98	120	141	164

52    RiverSource Galaxy Premier Variable Annuity — Prospectus

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Small Company Growth Fund (Class 1) (4/14/2003)
Accumulation unit value at beginning of period	$3.65	$3.76	$2.95	$2.65	$2.58	$2.74	$1.98	$1.79	$1.92	$1.51
Accumulation unit value at end of period	$5.07	$3.65	$3.76	$2.95	$2.65	$2.58	$2.74	$1.98	$1.79	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	23	24	28	30	38	40	57

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1) (4/29/2011)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.03	$1.01	$1.01	$0.97	$1.00	$0.99	$1.00	—
Accumulation unit value at end of period	$1.11	$1.05	$1.05	$1.03	$1.01	$1.01	$0.97	$1.00	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	140	172	189	259	314	341	352	459	574	—

Fidelity® VIP Balanced Portfolio Service Class (11/9/1999)
Accumulation unit value at beginning of period	$2.05	$2.17	$1.89	$1.79	$1.80	$1.66	$1.40	$1.24	$1.30	$1.12
Accumulation unit value at end of period	$2.52	$2.05	$2.17	$1.89	$1.79	$1.80	$1.66	$1.40	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	73	91	92	120	122	137	154	160	172	183

Fidelity® VIP Growth & Income Portfolio Service Class (11/9/1999)
Accumulation unit value at beginning of period	$1.90	$2.12	$1.84	$1.60	$1.66	$1.53	$1.16	$0.99	$0.99	$0.87
Accumulation unit value at end of period	$2.44	$1.90	$2.12	$1.84	$1.60	$1.66	$1.53	$1.16	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	52	57	57	60	60	65	67	69	117	145

Fidelity® VIP Mid Cap Portfolio Service Class (11/9/1999)
Accumulation unit value at beginning of period	$5.54	$6.57	$5.51	$4.97	$5.11	$4.88	$3.63	$3.20	$3.63	$2.86
Accumulation unit value at end of period	$6.74	$5.54	$6.57	$5.51	$4.97	$5.11	$4.88	$3.63	$3.20	$3.63
Number of accumulation units outstanding at end of period (000 omitted)	122	156	168	167	195	214	220	298	438	578

Franklin Mutual Shares VIP Fund – Class 2 (11/9/1999)
Accumulation unit value at beginning of period	$2.48	$2.76	$2.58	$2.25	$2.39	$2.26	$1.79	$1.58	$1.62	$1.48
Accumulation unit value at end of period	$3.00	$2.48	$2.76	$2.58	$2.25	$2.39	$2.26	$1.79	$1.58	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	630	657	696	803	875	1,101	1,254	1,413	1,695	2,272

Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/9/1999)
Accumulation unit value at beginning of period	$2.17	$2.32	$1.94	$1.88	$1.96	$1.85	$1.35	$1.24	$1.32	$1.04
Accumulation unit value at end of period	$2.82	$2.17	$2.32	$1.94	$1.88	$1.96	$1.85	$1.35	$1.24	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	610	643	687	723	756	820	936	1,065	1,373	1,842

Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.43	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	287	446	379	304	365	463	539	607	—	—

Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.68	$1.87	$1.68	$1.54	$1.65	$1.55	$1.21	$1.08	$1.09	$1.01
Accumulation unit value at end of period	$2.13	$1.68	$1.87	$1.68	$1.54	$1.65	$1.55	$1.21	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	395	432	502	607	768	844	959	1,192	1,437	1,983

Janus Henderson VIT Enterprise Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.69	$1.72	$1.37	$1.24	$1.21	$1.09	$0.84	$0.72	$0.75	$0.60
Accumulation unit value at end of period	$2.25	$1.69	$1.72	$1.37	$1.24	$1.21	$1.09	$0.84	$0.72	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	84	84	87	87	87	89	91	94	112	110

Janus Henderson VIT Global Technology Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.42	$1.42	$0.99	$0.88	$0.85	$0.79	$0.59	$0.50	$0.56	$0.45
Accumulation unit value at end of period	$2.02	$1.42	$1.42	$0.99	$0.88	$0.85	$0.79	$0.59	$0.50	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	22	23	25	26	29	32	40	76	76	77

Janus Henderson VIT Research Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.38	$1.44	$1.14	$1.16	$1.11	$1.00	$0.78	$0.67	$0.71	$0.63
Accumulation unit value at end of period	$1.85	$1.38	$1.44	$1.14	$1.16	$1.11	$1.00	$0.78	$0.67	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	92	92	93	94	123	160	202	210	319	360

MFS® Investors Trust Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$1.87	$2.00	$1.65	$1.54	$1.56	$1.43	$1.10	$0.94	$0.97	$0.89
Accumulation unit value at end of period	$2.42	$1.87	$2.00	$1.65	$1.54	$1.56	$1.43	$1.10	$0.94	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	176	175	175	175	180	181	191	217	230	230

MFS® New Discovery Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.06	$2.12	$1.70	$1.58	$1.64	$1.79	$1.29	$1.08	$1.22	$0.91
Accumulation unit value at end of period	$2.87	$2.06	$2.12	$1.70	$1.58	$1.64	$1.79	$1.29	$1.08	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	263	91	93	100	123	136	133	165	212	277

MFS® Total Return Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.04	$2.19	$1.98	$1.85	$1.88	$1.76	$1.50	$1.37	$1.36	$1.26
Accumulation unit value at end of period	$2.42	$2.04	$2.19	$1.98	$1.85	$1.88	$1.76	$1.50	$1.37	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	329	392	422	471	540	719	936	1,245	1,555	2,358

RiverSource Galaxy Premier Variable Annuity — Prospectus    53

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Utilities Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$2.68	$2.70	$2.38	$2.17	$2.58	$2.32	$1.95	$1.75	$1.66	$1.48
Accumulation unit value at end of period	$3.31	$2.68	$2.70	$2.38	$2.17	$2.58	$2.32	$1.95	$1.75	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	25	26	28	29	62	90	101	112	145	195

Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.01	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	154	172	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (11/9/1999)
Accumulation unit value at beginning of period	$1.29	$1.62	$1.29	$1.34	$1.36	$1.47	$1.17	$0.97	$1.18	$1.09
Accumulation unit value at end of period	$1.60	$1.29	$1.62	$1.29	$1.34	$1.36	$1.47	$1.17	$0.97	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	609	617	717	786	860	892	972	1,172	1,597	2,315

Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.40	$2.47	$1.93	$1.82	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00
Accumulation unit value at end of period	$3.23	$2.40	$2.47	$1.93	$1.82	$1.84	$1.64	$1.22	$1.06	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	179	193	257	282	369	401	421	494	543	652

Templeton Foreign VIP Fund – Class 2 (11/9/1999)
Accumulation unit value at beginning of period	$1.45	$1.74	$1.51	$1.43	$1.55	$1.76	$1.45	$1.24	$1.41	$1.31
Accumulation unit value at end of period	$1.62	$1.45	$1.74	$1.51	$1.43	$1.55	$1.76	$1.45	$1.24	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	76	77	82	83	82	87	87	125	147	172

54    RiverSource Galaxy Premier Variable Annuity — Prospectus

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Principal Underwriter	p. 4
Service Providers	p. 4
Custodian	p. 5
Independent Registered Public Accounting Firm	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

RiverSource Galaxy Premier Variable Annuity — Prospectus    55

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-333-3437
45211  CG (5/20)
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. ©2008-2020 RiverSource Life Insurance Company. All rights reserved.

Prospectus
May 1, 2020
RiverSource®
Pinnacle Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
829 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-333-3437 (Service Center) RiverSource Variable Annuity Account/RiverSource MVA Account
New contracts are not currently being offered.
This prospectus contains information that you should know before investing. Investment options available under the contract are listed below:
Columbia Funds Variable Series Trust II
Fidelity® Variable Insurance Products – Service Class
Franklin® Templeton® Variable Insurance Products Trust – Class 2
Invesco Variable Insurance Funds
MFS® Variable Insurance TrustSM
Putnam Variable Trust – Class IB Shares

Please read the prospectuses carefully and keep them for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace, including other variable annuities or other types of annuities offered by RiverSource Life. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to you. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance, time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your underlying funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from RiverSource Life. Instead, the reports will be made available on a website, and you will be notified each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform RiverSource Life that you wish to continue receiving paper copies of your shareholder reports by calling our Service Center at 1-800-862-7919. Your election to receive reports in paper will apply to all funds available under your variable annuity contract.

RiverSource Pinnacle Variable Annuity — Prospectus    1

Effects of COVID-19 Pandemic
The coronavirus disease 2019 (“COVID-19”) public health crisis presents ongoing significant economic and societal disruption and has driven significant volatility in the equity and interest rate markets. Any periods of continued high market volatility, and your individual circumstances (e.g., your selected allocations and the timing of any purchase payments, transfers, or withdrawals), will affect values under your contract. As part of how we maintain our strong financial strength and claims-paying ability, we continue to reserve amounts for our contractual obligations in accordance with significant state solvency regulations. The extent to which the COVID-19 pandemic may impact financial markets, investment performance under your contract, and our financial strength and claims-paying ability will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities, market participants, and other third parties in response to the pandemic.
We have implemented comprehensive strategies to address the operating environment spurred by the pandemic.  To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and government authorities. We have been satisfying elevated customer service volumes and our operations teams have continued to operate successfully and without disruptions in service. Our pandemic strategy is flexible and scalable and takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters and catastrophes, including the COVID-19 pandemic, may have over near- or longer-term periods.

2    RiverSource Pinnacle Variable Annuity — Prospectus

RiverSource Pinnacle Variable Annuity — Prospectus    3

Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.
Beneficiary: The person you designate to receive benefits in case of the owner’s or annuitant’s death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract before we deduct any applicable charges.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.
One-year fixed account: Part of our general account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a non-natural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a non-natural person or a revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	SIMPLE IRAs under Section 408(p) of the Code
•	Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

4    RiverSource Pinnacle Variable Annuity — Prospectus

•	Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.
All other contracts are considered nonqualified annuities.
Retirement date: The date when annuity payouts are scheduled to begin.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.
Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

RiverSource Pinnacle Variable Annuity — Prospectus    5

The Contract in Brief
Purpose: The purpose of the contract is to allow you to accumulate money for retirement or similar long term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account, and/or subaccounts of the variable account under the contract; however you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of a contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).
It may have not been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (“IRS”) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes-1035 Exchanges”.)
Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at age 72 (triggered at age 70 ½ if you turned 70 ½ before Jan. 1, 2020). These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified
Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
Buying a contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”).
Free look period: The contracts in this prospectus are no longer sold. Generally, all available free look periods have now expired.
Accounts: Generally, you may allocate your purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See “The Variable Account and the Funds”).
•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See “The Guarantee Period Accounts (GPAs)”)
•	one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see “The Fixed Account – One-Year Fixed Account“ )
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to a MVA, unless an exception applies. You may establish automated transfers among the accounts. We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (See “Making the Most of Your Contract — Transferring Among Accounts”).
Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty that may apply if you make withdrawals prior to your reaching age 59½) and may have other tax consequences. Certain other restrictions may apply. (See “Withdrawals”)

6    RiverSource Pinnacle Variable Annuity — Prospectus

Optional benefits: These contracts offered optional living and death benefits that were available for additional charges if you met certain criteria. Please note, since the contracts in this prospectus are no longer sold, any optional benefits you may have elected were done so at the time of application. You cannot add optional benefits to your contract after it has been issued. Any optional benefits we describe are not available to add to your contract. (See “Optional Benefits”).
Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (See “Benefits in Case of Death”)
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (See “The Annuity Payout Period”).

RiverSource Pinnacle Variable Annuity — Prospectus    7

Expense Summary
The following tables describe the fees and expenses that you paid when buying, owning and making a withdrawal from the contract. The first table describes the fees and expenses that you paid at the time that you bought the contract and will pay when you make a withdrawal from the contract. State premium taxes also may be deducted.
Contract Owner Transaction Expenses
Withdrawal charge
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)
Years from purchase payment receipt	Withdrawal charge percentage
1	8%
2	8
3	7
4	6
5	5
6	4
7	2
Thereafter	0
Liquidation charge under Variable Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to withdraw those payments. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Withdrawal Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)
Withdrawal charge for Fixed Annuity Payout Plan E — Payouts for a specified period:
Number of Completed Years Since Annuitization	Withdrawal charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit withdrawals in the first year after annuitization.
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual Variable Account Expenses
(As a percentage of average daily subaccount value.)
The death benefit you select determines the fees you pay.
	ROP Death Benefit	MAV Death Benefit
Variable account administrative charge	0.15%	0.15%
Mortality and expense risk fee	1.00	1.10
Total annual variable account expenses	1.15%	1.25%
Other Annual Expenses
Annual contract administrative charge	$30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)
Benefit Protector Death Benefit Rider (Benefit Protector) fee	0.25%(1)
(As a percentage of the contract value charged annually on the contract anniversary.)

8    RiverSource Pinnacle Variable Annuity — Prospectus

Benefit Protector Plus Death Benefit Rider (Benefit Protector Plus) fee	0.40%(1)
(As a percentage of the contract value charged annually on the contract anniversary.)
(1)	This fee applies only if you elect this optional feature.
Annual Operating Expenses of the Funds
The next table provides the minimum and maximum total operating expenses charged by the underlying funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended December 31, 2019, unless otherwise noted. More detail concerning each underlying fund’s fees and expenses is contained in each fund’s prospectus.
Minimum and maximum annual operating expenses for the funds
(Including management, distribution (12b-1) and/or service fees and other expenses)(1)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.59	1.18
(1)	Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

RiverSource Pinnacle Variable Annuity — Prospectus    9

Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges(1), variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the MAV Death Benefit and the optional Benefit Protector Plus. Although your actual costs may be lower, based on these assumptions your costs would be:
If you withdraw your contract at the end of the applicable time period:				If you do not withdraw your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$1,054	$1,547	$2,048	$3,449	$320	$976	$1,654	$3,449
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the ROP Death Benefit and do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:
If you withdraw your contract at the end of the applicable time period:				If you do not withdraw your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$952	$1,231	$1,495	$2,339	$208	$641	$1,095	$2,339
(1)	In these examples, the contract administrative charge is $30.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

10    RiverSource Pinnacle Variable Annuity — Prospectus

Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statements date.
The Variable Account and the Funds
Variable Account. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds. This contract currently offers subaccounts investing in shares of the funds listed in the table below.
•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund Name and Management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently

RiverSource Pinnacle Variable Annuity — Prospectus    11

than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the funds. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the funds. These fees are deducted from the assets of the funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue.

12    RiverSource Pinnacle Variable Annuity — Prospectus

Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including, but not limited to expense payments and non-cash compensation, for various purposes:
•	Compensating, training and educating investment professionals who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and investment professionals.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners regarding the funds, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting services, transaction processing, recordkeeping and administration.
•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. From time to time, certain fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, changes may take some period of time to complete. As a result it is possible you may receive various forms, reports and confirmations that reflect a fund’s prior name.
Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund (Class 3)	Seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3)	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Government Money Market Fund (Class 3)	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

RiverSource Pinnacle Variable Annuity — Prospectus    13

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - High Yield Bond Fund (Class 3)	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 3)	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Small Cap Value Fund (Class 3)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Fidelity® VIP Balanced Portfolio Service Class	Seeks income and capital growth consistent with reasonable risk. Invests approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. Invests at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock). The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.
Fidelity® VIP Growth & Income Portfolio Service Class	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either "growth" stocks or "value" stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity® VIP Growth Portfolio Service Class	Seeks to achieve capital appreciation. Normally invests primarily in common stocks. Invests in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks). The Fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity® VIP Mid Cap Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Mutual Advisers, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers, Inc.

14    RiverSource Pinnacle Variable Annuity — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Invesco V.I. American Franchise Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation.	MFS® Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation.	MFS® Investment Management
MFS® Total Return Series - Initial Class	Seeks total return.	MFS® Investment Management
MFS® Utilities Series - Initial Class	Seeks total return.	MFS® Investment Management
Putnam VT Equity Income Fund - Class IB Shares	Seeks capital growth and current income.	Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.
Putnam VT Income Fund - Class IB Shares	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.
Putnam VT International Equity Fund - Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, investment advisor; Putnam Investments Limited, sub-adviser. Though the investment advisor has retained the services of The Putnam Advisory Company, LLC (PAC), PAC does not currently manage any assets of the fund.
Putnam VT Sustainable Leaders Fund - Class IB Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
The Guarantee Period Accounts (GPAs)
The GPAs may not be available in some states.
You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000.
These accounts are not offered after annuity payouts begin.
Each GPA pays an interest rate that is declared when you make an allocation to that account. Interest is credited daily. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC (File No.333-230959). The SEC staff reviews the disclosures in this prospectus on the GPA interests.
The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). These rates generally will be based on various factors related to future investment earnings. We cannot predict nor can we guarantee what future rates will be.

RiverSource Pinnacle Variable Annuity — Prospectus    15

We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.
We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:
•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;
•	Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
•	Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.
In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.
While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.
Market Value Adjustment (MVA)
We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the guarantee period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the guarantee period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as “early withdrawals” in the discussion below.
When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.
The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
General Examples
As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early withdrawals.”

16    RiverSource Pinnacle Variable Annuity — Prospectus

Assumptions:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and
•	after three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your guarantee period.
Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. In this case, that is seven years.
Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate, so the MVA will be negative.
Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year guarantee period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.
Sample MVA Calculations
The precise MVA formula we apply is as follows:
Early withdrawal amount	×	[	(1 + i	)	n/12	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or withdrawn.
j	=	current rate for a new guarantee period equal to the remaining term in the current guarantee period.
n	=	number of months remaining in the current guarantee period (rounded up).
Examples — MVA
Using assumptions similar to those we used in the examples above:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA;
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and
•	after three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your guarantee period.
Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 3.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	-$39.84
1 + .035 + .001
In this example, the MVA is a negative $39.84.
Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 2.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	$27.61
1 + .025 + .001
In this example, the MVA is a positive $27.61.
Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your withdrawal charge percentage is 6%. (See “Charges — Withdrawal Charge.”) We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.
The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.

RiverSource Pinnacle Variable Annuity — Prospectus    17

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

18    RiverSource Pinnacle Variable Annuity — Prospectus

The General Account
The general account includes all assets owned by RiverSource Life, other than those in the variable account and our other separate accounts. Subject to applicable state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any optional benefits offered under the contract. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The One-Year Fixed Account
You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings.
There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (see “Making the Most of Your Contract — Transfer policies”)
Because of exemptive and exclusionary provisions, we have not registered interests in the one-year fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. Accordingly, neither the one-year fixed account nor any interests in the one-year fixed account are subject to the provisions of these Acts.
The one-year fixed account has not been registered with the SEC. Disclosures regarding the one-year fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
Buying Your Contract
New contracts are not currently being offered.
We are required by law to obtain personal information from you which we used to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified annuity or a nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)
When you applied, you selected (if available in your state):
•	the one-year fixed account, GPAs and/or subaccounts in which you wanted to invest(1);
•	how you wanted to make purchase payments;
•	the date you wanted to start receiving annuity payouts (the retirement date);
•	a death benefit option(2);
•	the optional Benefit Protector Death Benefit Rider(3);
•	the optional Benefit Protector Plus Death Benefit Rider(3); and
•	a beneficiary.
(1)	Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in some states.
(2)	The MAV death benefit is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue the ROP death benefit will apply.
(3)	Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

RiverSource Pinnacle Variable Annuity — Prospectus    19

The contract provides for allocation of purchase payments to the subaccounts to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.
We applied your purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.
In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
The Retirement Date
Annuity payouts begin on the retirement date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we processed your application, we established the retirement date to be the maximum age then in effect (or contract anniversary if applicable). Unless otherwise elected by you, all retirement dates are now automatically set to the maximum age of 95 now in effect. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.
The retirement date must be:
•	no earlier than the 30th day after the contract’s effective date; and no later than
•	the annuitant’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed upon by us.
Six months prior to your retirement start date, we will contact you with your options including the option to postpone your retirement start date to a future date. You can choose to delay the retirement start date of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B – Life with 10 years certain will begin on the retirement start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made.
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your retirement start date, your contract will not be automatically annuitized (subject to state requirements). However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)

20    RiverSource Pinnacle Variable Annuity — Prospectus

Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.
Minimum purchase payments
$50 for SIPs
$100 for all other payments
Maximum total allowable purchase payments*
$1,000,000 for issue ages up to 85
$100,000 for issue ages 86 to 90
*	These limits apply in total to all RiverSource Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities, the tax-deferred retirement plan’s or the Code’s limits on annual contributions also apply.
How to Make Purchase Payments
11 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
22 By SIP
Contact your investment professional to complete the necessary SIP paperwork.
Limitations on Use of Contract
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.
Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge allocated to the fixed account.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.
If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.
Variable Account Administrative Charge
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

RiverSource Pinnacle Variable Annuity — Prospectus    21

Mortality and Expense Risk Fee
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If you select the ROP death benefit, the mortality and expense risk fee is 1.00%. If you select the MAV death benefit, the mortality and expense risk fee is 1.10%. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the one-year fixed account.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.
Withdrawal Charge
If you withdraw all or part of your contract value, a withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable guarantee period will be subject to a MVA. (See “The Guarantee Period Accounts — Market Value Adjustment (MVA).”
Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.
You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount (“TFA”). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:
(a)	is 10% of your prior anniversary’s contract value; and
(b)	is current contract earnings.
NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, or the one-year fixed account or GPA. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary’s contract value during the first contract year.
For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:
1.	First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary’s contract value. We do not assess a withdrawal charge on this amount.
2.	Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.
3.	Next, we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

22    RiverSource Pinnacle Variable Annuity — Prospectus

4.	Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a “first-in, first-out” (FIFO) basis. We do assess a withdrawal charge on these payments.
NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:
PPW = XSF +	(ACV – XSF)	×	(PPNPW – XSF)
(CV – TFA)
If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.
We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.
The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.
Years from purchase payment receipt	Withdrawal charge percentage
1	8%
2	8
3	7
4	6
5	5
6	4
7	2
Thereafter	0
For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.
The amount of purchase payments withdrawn is calculated using a prorated formula based on the percentage of contract value being withdrawn. As a result, the amount of purchase payments withdrawn may be greater than the amount of contract value withdrawn.
Withdrawal charge calculation example
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:
•	We receive these payments:
–	$10,000 initial;
–	$8,000 on the sixth contract anniversary;
–	$6,000 on the eighth contract anniversary; and
•	The owner withdraws the contract for its total withdrawal value of $38,101 during the eleventh contract year and does not make any other withdrawals during that contract year; and
•	The prior anniversary contract value is $38,488.

Withdrawal charge	Explanation
0	$3,848.80 is 10% of the prior anniversary’s contract value withdrawn without withdrawal charge; and
0	$10,252.20 is contract earnings in excess of the 10% TFA withdrawal amount withdrawn without withdrawal charge; and
0	$10,000 initial purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
400	$8,000 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and
420	$6,000 purchase payment is in its third year from receipt, withdrawn with a 7% withdrawal charge.
$820

RiverSource Pinnacle Variable Annuity — Prospectus    23

Waiver of withdrawal charges
We do not assess a withdrawal charge for:
•	withdrawals of any contract earnings;
•	withdrawals of amounts totaling up to 10% of your prior contract anniversary’s contract value to the extent they exceed contract earnings;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which withdrawal charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;
•	contracts settled using an annuity payout plan;
•	death benefits;
•	withdrawals you make under your contract’s “Waiver of Withdrawal Charges” provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days; and
•	to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician’s statement. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.
Liquidation charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to withdraw those payments. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate.
Fixed Payouts: Withdrawal charge for Fixed Annuity Payout Plan E – Payouts for a specified period: If you are receiving annuity payments under this annuity payout plan, you can choose to take a withdraw and withdrawal charge may apply.
A withdrawal charge will be assessed against the present value of any remaining guaranteed payouts withdrawn. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you withdrawn, the present value determined will be multiplied by the withdrawal charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Withdrawal charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit withdrawals in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any withdrawal charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following withdraw will be reduced to zero.
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

24    RiverSource Pinnacle Variable Annuity — Prospectus

Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.
Optional Death Benefit Charges
Benefit Protector Death Benefit Rider Fee
We deduct a charge for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.
Benefit Protector Plus Death Benefit Rider Fee
We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.
Valuing Your Investment
We value your accounts as follows:
GPAs and One-Year Fixed Account
We value the amounts you allocate to the GPAs and the one-year fixed account directly in dollars. The value of the GPAs and the one-year fixed account equals:
•	the sum of your purchase payments and transfer amounts allocated to the GPAs and the one-year fixed account (including any positive or negative MVA on amounts transferred from the GPAs to the one-year fixed account);
•	plus interest credited;
•	minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the fee for any of the following optional benefits you have selected:
–	Benefit Protector rider
–	Benefit Protector Plus rider
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

RiverSource Pinnacle Variable Annuity — Prospectus    25

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.
Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);
•	partial withdrawals;
•	withdrawal charges;
and the deduction of a prorated portion of:
•	the contract administrative charge; and
•	the fee for any of the following optional benefits you have selected:
–	Benefit Protector rider; and/or
–	Benefit Protector Plus rider.
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and
•	mortality and expense risk fee and the variable account administrative charge.
Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

26    RiverSource Pinnacle Variable Annuity — Prospectus

How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		Jun	100	18	5.56
		Jul	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.
Tiered Dollar-Cost Averaging (Tiered DCA) Program
If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:
If your net contract value(1) is…	we allocate your new purchase payment to:
$10,000–$49,999	Tier 1 DCA account
$50,000 or more	Tier 2 DCA account(2)
(1)	Net contract value” equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2)	You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.
You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months or twelve-month from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccount you select over the six-month or twelve-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.
We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. From time to time, we may credit interest to the Tiered DCA account at promotional rates that are higher than those we credit to the one-year fixed account. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.
We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.
If you make additional purchase payments while a Tiered DCA account term is in progress, the amounts you allocate to an existing Tiered DCA account will be transferred out of the Tiered DCA account over the remainder of the term. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total

RiverSource Pinnacle Variable Annuity — Prospectus    27

interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.
You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.
You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.
We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your investment professional.
The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through the periods of low levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.
Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.
Transferring Among Accounts
You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

28    RiverSource Pinnacle Variable Annuity — Prospectus

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.
We may suspend or modify transfer privileges at any time.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
•	Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.
•	It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.
•	If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.
•	Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.
•	Once annuity payouts begin, you may not make any transfers to the GPAs.
*	Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:

RiverSource Pinnacle Variable Annuity — Prospectus    29

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier, and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we will attempt to execute transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.

30    RiverSource Pinnacle Variable Annuity — Prospectus

For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to request a Transfer or Withdrawal
11 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our Service Center:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or withdrawals:	$500 or entire account balance

Maximum amount
Transfers or withdrawals:	Contract value or entire account balance
*	Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

22 By automated transfers and automated partial withdrawals
Your investment professional can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or the one-year fixed accounts.
You can start or stop this service by written request or other method acceptable to us.
You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.
•	Automated withdrawals may be restricted by applicable law under some contracts.
•	You may not make systematic purchase payments if automated partial withdrawals are in effect.
•	Automated partial withdrawals may result in income taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Transfers or withdrawals:	$100 monthly
$250 quarterly, semiannually or annually

33 By phone
Call:
1-800-333-3437
Minimum amount
Transfers or withdrawals:	$500 or entire account balance
Maximum amount
Transfers:	Contract value or entire account balance
Withdrawals:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

RiverSource Pinnacle Variable Annuity — Prospectus    31

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.
Withdrawals
You may withdraw all or part of your contract at any time before the retirement date by sending us a written request or calling us.
The date your withdrawal request will be processed depends on when and how we receive it:
For withdrawal requests received in writing:
•	If we receive your withdrawal request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request.
•	If we receive your withdrawal request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request.
For withdrawal requests received by phone:
•	If we receive your withdrawal request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request.
•	If we receive your withdrawal request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request.
We may ask you to return the contract. You may have to pay a contract administrative charge, withdrawal charges or any applicable optional rider charges (see “Charges”), federal income taxes and penalties. State and local income taxes may also apply (see “Taxes”). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see “Optional Benefits”). In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Withdrawal Policies
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. After executing a partial withdrawal, the value in each subaccount , one-year fixed account or GPA must be either zero or at least $50.
Receiving Payment
11 By regular or express mail
•	payable to you;
•	mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
22 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.

32    RiverSource Pinnacle Variable Annuity — Prospectus

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total withdrawal amount until cleared from the originating financial institution.
A Special Note on Cybersecurity Risks
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
TSA–Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or
–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

RiverSource Pinnacle Variable Annuity — Prospectus    33

•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”)
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.
Benefits in Case of Death
There are two death benefit options under this contract: Return of Purchase Payments (ROP) death benefit and Maximum Anniversary Value (MAV) death benefit. If either you or the annuitant are 79 or older at contract issue, ROP death benefit will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either ROP death benefit or MAV death benefit on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See “Charges—Mortality and Expense Risk Fee.”)
Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant’s death if you die before the retirement start date while this contract is in force. We will base the benefit paid on the death benefit coverage you selected when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.
Return of Purchase Payments (ROP) Death Benefit
The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:
1.	contract value; or
2.	total purchase payments minus adjusted partial withdrawals.

Adjusted partial withdrawals for the ROP or MAV death benefit	=	PW × DB
CV

PW	=	the amount by which the contract value is reduced as a result of the partial withdrawal.
DB	=	the death benefit on the date of (but prior to) the partial withdrawal.
CV	=	contract value on the date of (but prior to) the partial withdrawal.
Example
•	You purchase the contract for $25,000.
•	On the first contract anniversary, the contract value grows to $29,000.
•	During the second contract year, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the ROP death benefit as follows:
Contract Value at death:	$20,500.00
Purchase payment minus adjusted partial withdrawals:

34    RiverSource Pinnacle Variable Annuity — Prospectus

Total purchase payments:	$25,000.00
minus the adjusted partial withdrawal calculated as:
$1,500 × $25,000 =	–1,704.55
$22,000
for a death benefit of:	$23,295.45
The ROP death benefit, calculated as the greater of these two values:		$23,295.45
Maximum Anniversary Value (MAV) Death Benefit
The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:
1.	contract value; or
2.	total purchase payments applied to the contract minus adjusted partial withdrawals; or
3.	the maximum anniversary value immediately preceding the date of death plus any purchase payments applied to the contract since that anniversary minus adjusted partial withdrawals since that anniversary.
Maximum anniversary value (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary’s MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.
Example
•	You purchase the contract for $25,000.
•	On the first contract anniversary, the contract value grows to $29,000.
•	During the second contract year, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the MAV death benefit as follows:
Contract Value at death:	$20,500.00
Purchase payment minus adjusted partial withdrawals:	$23,295.45
The MAV immediately preceding the date of death plus any payments applied to the contract since that anniversary minus adjusted partial withdrawals:
MAV on the prior anniversary:	$29,000.00
plus purchase payments applied to the contract the prior anniversary:	+0.00
minus adjusted partial withdrawals taken since that anniversary, calculated as:
$1,500 × $29,000 =
$22,000	–1,977.27
for a death benefit of:	$27,022.73
The MAV death benefit, calculated as the greatest of these three values:		$27,022.73
If You Die Before Your Retirement Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or

RiverSource Pinnacle Variable Annuity — Prospectus    35

riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector Plus rider, if selected, will terminate. Continuance of the Benefit Protector rider is optional. (See “Optional Benefits.”)
If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 72 (age 701/2 if the death occurred before Jan. 1, 2020). If you attained age 72 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector Plus rider, if selected, will terminate. Continuance of the Benefit Protector rider is optional. (See “Optional Benefits.”)
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest within 10 years of the time of death of the owner unless they qualify as an “eligible designated beneficiary.” Eligible designated beneficiaries may continue to take proceeds out over their life expectancy. Eligible designated beneficiaries include:
•	the surviving spouse;
•	a lawful child of the owner under the age of majority (remaining amount must be withdrawn within 10 years, once the child reaches the age of majority);
•	disabled within the meaning of Code section 72(m)(7);
•	chronically ill within the meaning of Code section 7702B(c)(2);
•	any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA. We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this contract and:
•	the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy for an eligible designated beneficiary. (Payout plans are limited if the beneficiary is not an eligible designated beneficiary.)
•	Spouse and Non-spouse beneficiary: If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or annuitize the contract to deplete it within 10 years of your beneficiary’s death
•	Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary may continue depending on the annuity payout plan you elect, subject to adjustment to comply with the IRS rules and regulations.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary

36    RiverSource Pinnacle Variable Annuity — Prospectus

designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Benefit Protector Death Benefit Rider (Benefit Protector)
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector provides reduced benefits if you or the annuitant are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary.
If this rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus rider.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any withdrawals including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.
The Benefit Protector provides that if you or the annuitant die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:
•	the applicable death benefit
•	40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or
•	15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.
Earnings at death: This is determined by taking the current death benefit, and subtracting any purchase payments not previously withdrawn. Partial withdrawals reduce earnings before reducing purchase payments in the contract. This determines how much of the applicable death benefit is made up of contract earnings. We set maximum earnings at death of 250% of purchase payments not previously withdrawn that are one or more years old. Earnings at death cannot be less than zero.
Terminating the Benefit Protector
•	You may terminate the rider within 30 days of the first rider anniversary.
•	You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

RiverSource Pinnacle Variable Annuity — Prospectus    37

Example of the Benefit Protector
•	You purchase the contract with a payment of $100,000 and you and the annuitant are under age 70. You select the MAV death benefit.
•	During the first contract year the contract value grows to $105,000. The MAV death benefit equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
•	On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV death benefit (contract value):	$110,000
plus the Benefit Protector benefit which equals 40% of earnings at death
(MAV death benefit minus payments not previously withdrawn):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit (MAV):	$110,000
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	During the third contract year the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year of the withdrawal charge schedule, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit equals:

MAV death benefit (MAV adjusted for partial withdrawals):	$57,619
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($57,619 – $55,000) =	+1,048
Total death benefit of:	$58,667
•	On the third contract anniversary the contract value falls to $40,000. The death benefit equals the previous death benefit. The reduction in contract value has no effect.
•	On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old.

The death benefit equals:
MAV death benefit (contract value):	$200,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old)	+55,000
Total death benefit of:	$255,000
•	During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit equals:

MAV death benefit (contract value):	$250,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old)	+55,000
Total death benefit of:	$305,000
•	During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old and the value of the Benefit Protector changes. The death benefit equals:

MAV death benefit (contract value):	$250,000
plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
0.40 × ($250,000 – $105,000) =	+58,000
Total death benefit of:	$308,000

38    RiverSource Pinnacle Variable Annuity — Prospectus

If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for “purchase payments not previously withdrawn” used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date of death.
NOTE: For special tax considerations associated with the Benefit Protector, see “Taxes.”
Benefit Protector Plus Death Benefit Rider (Benefit Protector Plus)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector Plus provides reduced benefits if you or the annuitant are age 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year.
If this rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector rider. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any withdrawals including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.
The Benefit Protector Plus provides that if you or the annuitant die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:
•	the benefits payable under the Benefit Protector described above, plus
•	a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

Rider Year	Percentage if you and the annuitant are under age 70 on the rider effective date	Percentage if you or the annuitant are age 70 or older on the rider effective date
One and Two	0%	0%
Three and Four	10%	3.75%
Five or more	20%	7.5%
Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:
•	the applicable death benefit (see “Benefits in Case of Death”) plus:

Rider Year	If you and the annuitant are under age 70 on the rider effective date, add…	If you or the annuitant are age 70 or older on the rider effective date, add…
One	Zero	Zero
Two	40% × earnings at death (see above)	15% × earnings at death
Three & Four	40% × (earnings at death + 25% of initial purchase payment*)	15% × (earnings at death + 25% of initial purchase payment*)
Five or more	40% × (earnings at death + 50% of initial purchase payment*)	15% × (earnings at death + 50% of initial purchase payment*)
*	Initial purchase payments are payments made within 60 days of rider issue not previously withdrawn.
Terminating the Benefit Protector Plus
•	You may terminate the rider within 30 days of the first rider anniversary.
•	You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.
Example of the Benefit Protector Plus
•	You purchase the contract with a payment of $100,000 and you and the annuitant are under age 70. You select the MAV death benefit.
•	During the first contract year the contract value grows to $105,000. The death benefit equals MAV death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

RiverSource Pinnacle Variable Annuity — Prospectus    39

•	On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit equals:

MAV death benefit (contract value):	$110,000
plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit (MAV):	$110,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($110,000 – $100,000) =	+4,000
plus 10% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.10 × $100,000 =	+10,000
Total death benefit of:	$124,000
•	During the third contract year the contract value remains at $105,000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit equals:

MAV death benefit (MAV adjusted for partial withdrawals):	$57,619
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($57,619 – $55,000) =	+1,048
plus 10% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.10 × $55,000 =	+5,500
Total death benefit of:	$64,167
•	On the third contract anniversary the contract value falls $40,000. The death benefit equals the death benefit paid during the third contract year. The reduction in contract value has no effect.
•	On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit equals:

MAV death benefit (contract value):	$200,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.20 × $55,000 =	+11,000
Total death benefit of:	$266,000
•	During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit equals:

MAV death benefit (contract value):	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.20 × $55,000 =	+11,000
Total death benefit of:	$316,000
•	During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit equals

40    RiverSource Pinnacle Variable Annuity — Prospectus

MAV death benefit (contract value):	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
0.40 × ($250,000 – $105,000) =	+58,000
plus 20% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.20 × $55,000 =	+11,000
Total death benefit of:	$310,000
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see “Benefits in Case of Death”).
NOTE: for special tax considerations associated with the Benefit Protector Plus, see “Taxes.”
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges upon retirement but withdrawal charges may apply when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date after any rider charges have been deducted. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.” If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant’s age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts at settlement.
In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)
Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

RiverSource Pinnacle Variable Annuity — Prospectus    41

Annuity Payout Plans
We make available variable annuity payouts where payout amounts will vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the retirement date. Generally, you may select one of the Plans A through E below or another plan agreed to by us.
•	Plan A – Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B – Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period in the event the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
•	Plan C – Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D – Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
•	Plan E – Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining payouts and pay it to you in a lump sum.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features will result in payouts ceasing.
Utilizing a liquidity feature to withdraw the underlying value of remaining payouts may result in the assessment of a withdrawal charge (See “Charges — Withdrawal charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant’s retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.

42    RiverSource Pinnacle Variable Annuity — Prospectus

Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike withdrawals described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Withdrawals: Generally, if you withdrawal all or part of your nonqualified annuity your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Benefits in Case of Death — If You Die Before the Retirement Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing

RiverSource Pinnacle Variable Annuity — Prospectus    43

jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (non-natural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until withdrawn or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of non-natural ownership, the death of annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if withdrawals are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent withdrawal. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any withdrawal from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

44    RiverSource Pinnacle Variable Annuity — Prospectus

Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or 3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Withdrawals: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such withdrawal to be directly rolled over to another eligible retirement plan such as an IRA.
Withdrawals from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period or another qualifying event such as death or disability.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions (“RMDs”) beginning at age 72 (age 70 ½ if you were born on or before June 30, 1949). RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.

RiverSource Pinnacle Variable Annuity — Prospectus    45

State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death — If you Die Before the Retirement Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new withdrawal charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
The company includes in its taxable income the net investment income derived from the investment of assets held in its subaccounts because the company is considered the owner of these assets under federal income tax law.  The company may claim certain tax benefits associated with this investment income.  These benefits, which may include foreign tax credits and the corporate dividend received deduction, are not passed on to you since the company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

46    RiverSource Pinnacle Variable Annuity — Prospectus

Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We are the legal owner of all fund shares and therefore hold all voting rights.  However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from policy owners. We will vote shares for which we have not received instructions and shares that we or our affiliates own in our own names in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.
If any of these situations occur, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund), provided we obtain any required SEC and state insurance law approval. The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change.
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

RiverSource Pinnacle Variable Annuity — Prospectus    47

Sales of the Contract
New contracts are not currently being offered.
•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments We May Make to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 0.75% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.
•	We may pay selling firms an additional sales commission of up to 1.00% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and
•	funding other events sponsored by a selling firm that may encourage the selling firm’s investment professionals to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.
Sources of Payments to Selling Firms
When we pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see “Expense Summary”);
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The Funds”);
•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The Funds”); and
•	revenues we receive from other contracts we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including withdrawal charges; and
•	fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements made with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

48    RiverSource Pinnacle Variable Annuity — Prospectus

•	cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Investment Professionals
•	The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.
•	To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.
Service Providers
Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus. We also have entered into agreements with certain entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. Entities that provided services to RiverSource Life in 2019 are listed in the table below.
Name of Service Provider	Services Provided	Address
Ameriprise Financial, Inc.	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis MN 55402 USA
Ameriprise India Private Limited	Administrative support related to new business and servicing of existing contracts and policies annual report filings	Plot No. 14, Sector 18 Udyog Vihar Gurugram, Haryana – 122 015 India
Sykes Enterprise Incorporated	Administrative support related to e new business and servicing of existing contracts and policies	10th Floor, Glorietta BPO 1 Office Tower Makati City 1224 Metro Manila Philippines
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. RiverSource Life has cooperated and will continue to cooperate with the applicable regulators.
RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of RiverSource Life or the insurance industry generally.

RiverSource Pinnacle Variable Annuity — Prospectus    49

Additional Information
Incorporation of Certain Documents By Reference
The SEC allows us to “incorporate by reference” the information we have filed with the SEC. This means that we can disclose important information to you without actually including the specific information in this prospectus by referring you to other documents filed separately with the SEC. The information incorporated by reference is an important part of this prospectus. Information that we later provide to the SEC, and which is deemed to be “filed” with the SEC, will automatically update information previously filed with the SEC, and may replace information in this prospectus and information previously filed with the SEC. We incorporate by reference RiverSource Life Insurance Company’s annual report on Form 10-K for the year ended December 31, 2019 as filed with the SEC on Feb.26, 2020 under File No. 033-28976 in accordance with the Securities Exchange Act of 1934, as amended and any filings we make with the SEC under Sections 13(a) or 15(d) of the Securities Exchange Act (excluding information deemed to be furnished and not filed with the SEC) after the effective date of this registration statement, until all offerings under the registration statement of which this prospectus forms a part are completed or terminated. The annual report contains additional information about RiverSource Life Insurance Company, including audited financial statements for the latest fiscal year.
RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.
Available Information
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Indemnification
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to directors, officers and controlling persons of RiverSource Life pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

50    RiverSource Pinnacle Variable Annuity — Prospectus

Appendix : Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of December 31, 2019.
Variable account charges of 1.15% of the daily net assets of the variable account.
Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.87	$2.01	$1.78	$1.69	$1.68	$1.55	$1.29	$1.14	$1.13	$1.01
Accumulation unit value at end of period	$2.27	$1.87	$2.01	$1.78	$1.69	$1.68	$1.55	$1.29	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	26	26	26	26	26	26	26

Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.29	$2.41	$1.96	$1.84	$1.84	$1.62	$1.23	$1.09	$1.05	$0.90
Accumulation unit value at end of period	$2.82	$2.29	$2.41	$1.96	$1.84	$1.84	$1.62	$1.23	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	191	214	291	332	380	579	843	1,217	1,775	2,312

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.61	$2.81	$2.49	$2.22	$2.31	$2.12	$1.69	$1.50	$1.60	$1.39
Accumulation unit value at end of period	$3.20	$2.61	$2.81	$2.49	$2.22	$2.31	$2.12	$1.69	$1.50	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	333	420	550	627	855	1,123	1,707	2,629	3,304	3,550

Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15	$1.16
Accumulation unit value at end of period	$1.07	$1.06	$1.06	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	486	567	651	708	282	349	417	477	734	815

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.40	$2.53	$2.41	$2.18	$2.23	$2.18	$2.08	$1.81	$1.74	$1.54
Accumulation unit value at end of period	$2.77	$2.40	$2.53	$2.41	$2.18	$2.23	$2.18	$2.08	$1.81	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	68	82	103	104	131	167	229	339	422	479

Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.77	$1.79	$1.74	$1.69	$1.70	$1.64	$1.69	$1.59	$1.51	$1.41
Accumulation unit value at end of period	$1.91	$1.77	$1.79	$1.74	$1.69	$1.70	$1.64	$1.69	$1.59	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	37	49	68	76	93	241	334	439	507	618

Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.82	$3.27	$2.95	$2.62	$2.74	$2.62	$1.78	$1.53	$1.69	$1.35
Accumulation unit value at end of period	$3.28	$2.82	$3.27	$2.95	$2.62	$2.74	$2.62	$1.78	$1.53	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	3	14	14	14	14	14	14	15	15	15

Fidelity® VIP Balanced Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$2.09	$2.21	$1.93	$1.82	$1.83	$1.68	$1.42	$1.25	$1.32	$1.13
Accumulation unit value at end of period	$2.57	$2.09	$2.21	$1.93	$1.82	$1.83	$1.68	$1.42	$1.25	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	3	3	2	2	2	2	2	2	4	4

Fidelity® VIP Growth & Income Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$1.94	$2.16	$1.87	$1.63	$1.69	$1.55	$1.17	$1.00	$1.00	$0.88
Accumulation unit value at end of period	$2.49	$1.94	$2.16	$1.87	$1.63	$1.69	$1.55	$1.17	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9	29	47	48	49	80	82	83	86	92

Fidelity® VIP Growth Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$1.98	$2.01	$1.50	$1.51	$1.43	$1.30	$0.96	$0.85	$0.86	$0.70
Accumulation unit value at end of period	$2.62	$1.98	$2.01	$1.50	$1.51	$1.43	$1.30	$0.96	$0.85	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	6	6	25	25	61	61	120	119	113	110

Fidelity® VIP Mid Cap Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$5.64	$6.69	$5.60	$5.06	$5.19	$4.95	$3.68	$3.24	$3.67	$2.89
Accumulation unit value at end of period	$6.88	$5.64	$6.69	$5.60	$5.06	$5.19	$4.95	$3.68	$3.24	$3.67
Number of accumulation units outstanding at end of period (000 omitted)	37	44	44	45	50	69	70	70	73	90

Franklin Mutual Shares VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$2.52	$2.81	$2.62	$2.28	$2.43	$2.30	$1.81	$1.60	$1.64	$1.49
Accumulation unit value at end of period	$3.06	$2.52	$2.81	$2.62	$2.28	$2.43	$2.30	$1.81	$1.60	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	41	43	70	79	97	194	212	313	334	421

Franklin Small Cap Value VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$4.43	$5.14	$4.70	$3.65	$3.99	$4.01	$2.98	$2.55	$2.68	$2.11
Accumulation unit value at end of period	$5.53	$4.43	$5.14	$4.70	$3.65	$3.99	$4.01	$2.98	$2.55	$2.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$2.21	$2.37	$1.97	$1.91	$1.99	$1.87	$1.37	$1.25	$1.33	$1.05
Accumulation unit value at end of period	$2.88	$2.21	$2.37	$1.97	$1.91	$1.99	$1.87	$1.37	$1.25	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	32	33	47	60	62	91	102	105	126	137

RiverSource Pinnacle Variable Annuity — Prospectus    51

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.81	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.44	$1.81	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	15	30	31	33	62	64	70	—	—

Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.70	$1.90	$1.69	$1.55	$1.67	$1.56	$1.22	$1.08	$1.10	$1.01
Accumulation unit value at end of period	$2.16	$1.70	$1.90	$1.69	$1.55	$1.67	$1.56	$1.22	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	50	51	51	61	68	68	71	71	75	108

MFS® Investors Trust Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$2.08	$2.23	$1.83	$1.70	$1.72	$1.57	$1.20	$1.02	$1.05	$0.96
Accumulation unit value at end of period	$2.71	$2.08	$2.23	$1.83	$1.70	$1.72	$1.57	$1.20	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® New Discovery Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$3.27	$3.36	$2.68	$2.49	$2.56	$2.80	$2.00	$1.67	$1.88	$1.40
Accumulation unit value at end of period	$4.58	$3.27	$3.36	$2.68	$2.49	$2.56	$2.80	$2.00	$1.67	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	6	7	8	8	10	10	11

MFS® Total Return Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$2.34	$2.51	$2.26	$2.10	$2.13	$1.98	$1.69	$1.53	$1.52	$1.40
Accumulation unit value at end of period	$2.79	$2.34	$2.51	$2.26	$2.10	$2.13	$1.98	$1.69	$1.53	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	9	24	25	25	26	27	27	28	29	29

MFS® Utilities Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$3.43	$3.43	$3.02	$2.74	$3.24	$2.91	$2.44	$2.18	$2.06	$1.83
Accumulation unit value at end of period	$4.24	$3.43	$3.43	$3.02	$2.74	$3.24	$2.91	$2.44	$2.18	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	13	15	15	15	15	24	25	25

Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.02	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	37	37	—	—	—	—	—	—	—

Putnam VT Income Fund – Class IB Shares (11/11/1999)
Accumulation unit value at beginning of period	$2.01	$2.03	$1.95	$1.93	$1.98	$1.88	$1.87	$1.71	$1.64	$1.51
Accumulation unit value at end of period	$2.22	$2.01	$2.03	$1.95	$1.93	$1.98	$1.88	$1.87	$1.71	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	6	7	9	9	17	17	17	18	19	19

Putnam VT International Equity Fund – Class IB Shares (11/11/1999)
Accumulation unit value at beginning of period	$1.32	$1.65	$1.32	$1.36	$1.38	$1.49	$1.18	$0.98	$1.19	$1.10
Accumulation unit value at end of period	$1.63	$1.32	$1.65	$1.32	$1.36	$1.38	$1.49	$1.18	$0.98	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	24	24	25	44	46	52	53	56	55	56

Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.42	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00
Accumulation unit value at end of period	$3.26	$2.42	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	10	11	11	29	41	42	43	79	78	91

Templeton Foreign VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$1.48	$1.77	$1.54	$1.45	$1.57	$1.79	$1.47	$1.26	$1.42	$1.33
Accumulation unit value at end of period	$1.65	$1.48	$1.77	$1.54	$1.45	$1.57	$1.79	$1.47	$1.26	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	6	12	17	18	22	30	34	38	38	39
Variable account charges of 1.25% of the daily net assets of the variable account.
Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$1.84	$1.98	$1.75	$1.66	$1.66	$1.52	$1.27	$1.13	$1.11	$1.00
Accumulation unit value at end of period	$2.23	$1.84	$1.98	$1.75	$1.66	$1.66	$1.52	$1.27	$1.13	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	27	50	54	73	75	91	92	94	84	85

Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.48	$1.55	$1.26	$1.19	$1.19	$1.05	$0.79	$0.71	$0.68	$0.59
Accumulation unit value at end of period	$1.82	$1.48	$1.55	$1.26	$1.19	$1.19	$1.05	$0.79	$0.71	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	796	827	918	1,025	1,104	1,203	1,278	1,511	1,928	2,512

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$2.57	$2.76	$2.45	$2.18	$2.27	$2.09	$1.67	$1.49	$1.58	$1.37
Accumulation unit value at end of period	$3.14	$2.57	$2.76	$2.45	$2.18	$2.27	$2.09	$1.67	$1.49	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	91	91	102	119	134	203	447	527	653	957

52    RiverSource Pinnacle Variable Annuity — Prospectus

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.05	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15
Accumulation unit value at end of period	$1.05	$1.05	$1.04	$1.05	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	999	1,223	1,522	1,600	551	914	1,357	1,745	2,256	2,075

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$2.36	$2.49	$2.37	$2.14	$2.20	$2.15	$2.05	$1.79	$1.72	$1.53
Accumulation unit value at end of period	$2.72	$2.36	$2.49	$2.37	$2.14	$2.20	$2.15	$2.05	$1.79	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	68	71	74	87	86	85	119	171	174	280

Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$1.74	$1.76	$1.71	$1.66	$1.68	$1.61	$1.67	$1.58	$1.50	$1.40
Accumulation unit value at end of period	$1.87	$1.74	$1.76	$1.71	$1.66	$1.68	$1.61	$1.67	$1.58	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	167	167	175	219	244	273	268	354	453	549

Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$2.77	$3.21	$2.90	$2.58	$2.70	$2.58	$1.76	$1.51	$1.68	$1.34
Accumulation unit value at end of period	$3.22	$2.77	$3.21	$2.90	$2.58	$2.70	$2.58	$1.76	$1.51	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	61	62	64	64	77	80	98	120	141	164

Fidelity® VIP Balanced Portfolio Service Class (11/9/1999)
Accumulation unit value at beginning of period	$2.05	$2.17	$1.89	$1.79	$1.80	$1.66	$1.40	$1.24	$1.30	$1.12
Accumulation unit value at end of period	$2.52	$2.05	$2.17	$1.89	$1.79	$1.80	$1.66	$1.40	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	73	91	92	120	122	137	154	160	172	183

Fidelity® VIP Growth & Income Portfolio Service Class (11/9/1999)
Accumulation unit value at beginning of period	$1.90	$2.12	$1.84	$1.60	$1.66	$1.53	$1.16	$0.99	$0.99	$0.87
Accumulation unit value at end of period	$2.44	$1.90	$2.12	$1.84	$1.60	$1.66	$1.53	$1.16	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	52	57	57	60	60	65	67	69	117	145

Fidelity® VIP Growth Portfolio Service Class (11/9/1999)
Accumulation unit value at beginning of period	$1.94	$1.97	$1.48	$1.49	$1.41	$1.28	$0.95	$0.84	$0.85	$0.69
Accumulation unit value at end of period	$2.57	$1.94	$1.97	$1.48	$1.49	$1.41	$1.28	$0.95	$0.84	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	8	9	11	26	31

Fidelity® VIP Mid Cap Portfolio Service Class (11/9/1999)
Accumulation unit value at beginning of period	$5.54	$6.57	$5.51	$4.97	$5.11	$4.88	$3.63	$3.20	$3.63	$2.86
Accumulation unit value at end of period	$6.74	$5.54	$6.57	$5.51	$4.97	$5.11	$4.88	$3.63	$3.20	$3.63
Number of accumulation units outstanding at end of period (000 omitted)	122	156	168	167	195	214	220	298	438	578

Franklin Mutual Shares VIP Fund – Class 2 (11/9/1999)
Accumulation unit value at beginning of period	$2.48	$2.76	$2.58	$2.25	$2.39	$2.26	$1.79	$1.58	$1.62	$1.48
Accumulation unit value at end of period	$3.00	$2.48	$2.76	$2.58	$2.25	$2.39	$2.26	$1.79	$1.58	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	630	657	696	803	875	1,101	1,254	1,413	1,695	2,272

Franklin Small Cap Value VIP Fund – Class 2 (11/9/1999)
Accumulation unit value at beginning of period	$4.34	$5.04	$4.61	$3.59	$3.92	$3.95	$2.94	$2.51	$2.64	$2.09
Accumulation unit value at end of period	$5.41	$4.34	$5.04	$4.61	$3.59	$3.92	$3.95	$2.94	$2.51	$2.64
Number of accumulation units outstanding at end of period (000 omitted)	144	150	160	162	179	183	195	254	295	375

Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/9/1999)
Accumulation unit value at beginning of period	$2.17	$2.32	$1.94	$1.88	$1.96	$1.85	$1.35	$1.24	$1.32	$1.04
Accumulation unit value at end of period	$2.82	$2.17	$2.32	$1.94	$1.88	$1.96	$1.85	$1.35	$1.24	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	610	643	687	723	756	820	936	1,065	1,373	1,842

Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.43	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	287	446	379	304	365	463	539	607	—	—

Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.68	$1.87	$1.68	$1.54	$1.65	$1.55	$1.21	$1.08	$1.09	$1.01
Accumulation unit value at end of period	$2.13	$1.68	$1.87	$1.68	$1.54	$1.65	$1.55	$1.21	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	395	432	502	607	768	844	959	1,192	1,437	1,983

MFS® Investors Trust Series – Initial Class (11/9/1999)
Accumulation unit value at beginning of period	$2.05	$2.19	$1.80	$1.68	$1.69	$1.55	$1.19	$1.01	$1.04	$0.95
Accumulation unit value at end of period	$2.66	$2.05	$2.19	$1.80	$1.68	$1.69	$1.55	$1.19	$1.01	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	87	88	94	110	121	193	260	334	447	541

MFS® New Discovery Series – Initial Class (11/9/1999)
Accumulation unit value at beginning of period	$3.21	$3.30	$2.64	$2.45	$2.53	$2.76	$1.97	$1.65	$1.86	$1.38
Accumulation unit value at end of period	$4.49	$3.21	$3.30	$2.64	$2.45	$2.53	$2.76	$1.97	$1.65	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1	1	1

RiverSource Pinnacle Variable Annuity — Prospectus    53

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Total Return Series – Initial Class (11/9/1999)
Accumulation unit value at beginning of period	$2.30	$2.46	$2.22	$2.06	$2.10	$1.96	$1.66	$1.51	$1.51	$1.39
Accumulation unit value at end of period	$2.73	$2.30	$2.46	$2.22	$2.06	$2.10	$1.96	$1.66	$1.51	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	15	15	54	57	74	106	113

MFS® Utilities Series – Initial Class (11/9/1999)
Accumulation unit value at beginning of period	$3.36	$3.37	$2.97	$2.70	$3.20	$2.87	$2.41	$2.15	$2.04	$1.82
Accumulation unit value at end of period	$4.15	$3.36	$3.37	$2.97	$2.70	$3.20	$2.87	$2.41	$2.15	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	103	112	125	135	186	227	279	323	399	496

Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.01	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	154	172	—	—	—	—	—	—	—

Putnam VT Income Fund – Class IB Shares (11/9/1999)
Accumulation unit value at beginning of period	$1.97	$1.99	$1.91	$1.90	$1.95	$1.86	$1.84	$1.69	$1.63	$1.50
Accumulation unit value at end of period	$2.18	$1.97	$1.99	$1.91	$1.90	$1.95	$1.86	$1.84	$1.69	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	4	4	5

Putnam VT International Equity Fund – Class IB Shares (11/9/1999)
Accumulation unit value at beginning of period	$1.29	$1.62	$1.29	$1.34	$1.36	$1.47	$1.17	$0.97	$1.18	$1.09
Accumulation unit value at end of period	$1.60	$1.29	$1.62	$1.29	$1.34	$1.36	$1.47	$1.17	$0.97	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	609	617	717	786	860	892	972	1,172	1,597	2,315

Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.40	$2.47	$1.93	$1.82	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00
Accumulation unit value at end of period	$3.23	$2.40	$2.47	$1.93	$1.82	$1.84	$1.64	$1.22	$1.06	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	179	193	257	282	369	401	421	494	543	652

Templeton Foreign VIP Fund – Class 2 (11/9/1999)
Accumulation unit value at beginning of period	$1.45	$1.74	$1.51	$1.43	$1.55	$1.76	$1.45	$1.24	$1.41	$1.31
Accumulation unit value at end of period	$1.62	$1.45	$1.74	$1.51	$1.43	$1.55	$1.76	$1.45	$1.24	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	76	77	82	83	82	87	87	125	147	172

54    RiverSource Pinnacle Variable Annuity — Prospectus

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Principal Underwriter	p. 4
Service Providers	p. 4
Custodian	p. 5
Independent Registered Public Accounting Firm	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

RiverSource Pinnacle Variable Annuity — Prospectus    55

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-333-3437
44179  CG (5/20)
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. ©2008-2020 RiverSource Life Insurance Company. All rights reserved.

Part B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2020 filed electronically as Part B to Post-Effective Amendment No. 24 to Registration Statement No.333-139760 is incorporated by reference.

Part C.

Item 24. Financial Statements and Exhibits

(a)Financial Statements included in Part B of this Registration Statement:

RiverSource Variable Annuity Account

Report of Independent Registered Public Accounting Firm dated April 22, 2020

Statements of Assets and Liabilities for the year ended Dec. 31, 2019 Statements of Operations for the year ended Dec. 31, 2019 Statements of Changes in Net Assets for the two years ended Dec. 31, 2019

Notes to Financial Statements

RiverSource Life Insurance Company

Report of Independent Registered Public Accounting Firm dated Feb. 26, 2020

Consolidated Balance Sheets as of Dec. 31, 2019 and 2018 Consolidated Statements of Income for the years ended Dec. 31, 2019, 2018 and 2017

Consolidated Statements of Comprehensive Income for the years ended Dec. 31, 2019, 2018 and 2017

Consolidated Statements of Cash Flows for the years ended Dec. 31, 2019, 2018 and 2017

Consolidated Statements of Shareholder's Equity for the three years

ended	Dec. 31, 2019, 2018 and	2017
Notes	to Consolidated Financial	Statements

(b)Exhibits:

1.1Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

1.2Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No.

333-69777 is herein incorporated by reference.

2.Not applicable.

3.1Copy of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance Between RiverSource Distributors, Inc. and RiverSource Life Insurance Company, filed as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760 on January 3, 2007, is incorporated by reference.

3.2Not applicable.

4.1Form of Deferred Annuity Contract (form 44170) filed electronically as

Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999,

is incorporated by reference.

See Exhibit 4.1 to Registration Statement No. 333-82149 filed 9/21/1999

4.2Form of Roth IRA Endorsement (form 43094) filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 33-74865, filed on or about August 4, 1999, is incorporated by reference.

See Exhibit 4.2 to Registration Statement No. 333-82149 filed 9/21/1999

4.3Form of SEP-IRA contracts (form 43433), filed as Exhibit 4.3 to

RiverSource Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 on Form N-4, filed on Aug. 4, 1999, is incorporated by reference.

(See Exhibit 4.3 to Form N-4 Registration Statement filed with the SEC on 8/4/1999.)

4.4Form of Benefit Protector(SM) Death Benefit Rider contracts (form

271155), filed as Exhibit 4.15 to RiverSource Variable Annuity Account's Post- Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333- 85567, on March 1, 2001, is incorporated by reference..

4.5Form of Benefit Protector(SM) Plus Death Benefit Rider contracts (form 271156), filed as Exhibit 4.16 to RiverSource Variable Annuity Account's Post- Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333- 85567, on March 1, 2001, is incorporated by reference.

4.6Form of TSA Endorsement contracts (form 43413), filed as Exhibit 4.4 to

RiverSource Variable Annuity Account's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-72777, on July 8, 1999, is incorporated by reference.

(See Exhibit 4.4 to Form N-4 Registration Statement filed with the SEC on 7/8/1999.)

4.7Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed as Exhibit 4.11 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-92297, on January 30, 2003, is incorporated by reference.

4.8Form of Roth IRA Endorsement (form 272109) filed as Exhibit 4.12 to Post- Effective Amendment No. 10 to the Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-92297, on January 30, 2003, is incorporated by reference.

4.9

Form of Variable Annuity Unisex Endorsement (form 272110) filed as Exhibit 4.13 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-92297, on January 30, 2003, is incorporated by reference.

4.10Form of TSA Plan Endorsement - AEL (form 272865) filed as Exhibit 4.31 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

4.11Form of 401 Plan Endorsement - AEL (form 272866) filed as Exhibit 4.33 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

5.Form of Variable Annuity Application (form 44171) filed electronically as Exhibit 4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

See Exhibit 4 to Registration Statement No. 333-82149 filed 9/21/1999

6.1Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10's

Initial Registration Statement No. 33-62407 is incorporated herein by reference.

(See Exhibit 99 to form N-4 registration Statement filed with the SEC on 9/7/1995.

6.2Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company, filed as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-6, File No. 333-69777, on January 3, 2007, is incorporated by reference.

6.3Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006. Incorporated by reference to Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-6, File No. 333-69777, filed on January 3, 2007.

7.Not applicable.

8.1Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April XX, 2008 is incorporated by reference herein.

https://www.sec.gov/Archives/edgar/data/926266/000095012408001979/c17764bexv8w6xay

.txt

8.2Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No.

333-69777 is incorporated herein by reference.

8.3Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration

Statement No. 333-69777 is incorporated herein by reference.

8.4Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139760, filed on or about April 24, 2007 is incorporated by reference.

8.5Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to RiverSource Variable Annuity Account's

Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April XX, 2008 is incorporated by reference herein.

8.6Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company IDS Life Insurance Company of New York and American Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to

Registration Statement No. 333-74865 filed on or about April 28, 2006,is incorporated by reference.

8.7Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.17 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account No.333-

139760, on or about Jan. 2, 2007, is incorporated by reference.

8.8Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No.333-139761 on or about April 24, 2007 is incorporated by reference.

9.* Opinion of counsel and consent to its use as to the legality of the securities being registered, is filed electronically herewith.

10.1* Consent of Independent Registered Public Accounting Firm for the RiverSource(R) Galaxy Premier Variable Annuity is filed electronically herewith.

10.2* Consent of Independent Registered Public Accounting Firm for the RiverSource(R) Pinnacle Variable Annuity is filed electronically herewith.

11.None.

12.Not applicable.

13.Power of Attorney to sign Amendment to this Registration Statement,dated March 5, 2020 filed electronically as Exhibit 13 to RiverSource Variable Account 10's Post-Effective Amendment No.2 to Registration Statement No. 333-230376 is incorporated herein by reference.

Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Company

Name	Principal Business Address* Position and Offices
With Depositor
----------------------------------------- -----------------------------
John R. Woerner	Chairman of the Board and
President
Gumer C. Alvero	Director and Executive
Vice President – Annuities
Michael J. Pelzel	Senior Vice President –
Corporate Tax
Stephen P. Blaske	Director, Senior Vice President
And Chief Actuary
Shweta Jhanji	Senior Vice President and Treasurer
Colin J. Lundgren	Director
Brian J. McGrane	Director, Executive Vice
President and Chief Financial
Officer
Thomas R. Moore	Secretary
Jeninne C. McGee	Director
Jeanne P. Stadtlander	Vice President and Controller
Mark Gorham	Director and Vice President –
Insurance Product Development
Lynn Abbott	Vice President – National Sales Manager and Fund
Management

*The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp
State
Ameriprise Financial, Inc.	DE
Subsidiary Name	Incorp
State
Ameriprise Advisor Capital, LLC	DE
Ameriprise Advisor Financing, LLC	DE
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
Ameriprise India LLP	India
Ameriprise India Partner, LLC1	DE
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services, Inc.2	MN
Ameriprise Financial Services, LLC2	DE
AMPF Property Corporation	MI
Investment Professionals, Inc.2	TX
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
Emerging Global Advisors, LLC	DE
GA Legacy, LLC	DE
J. & W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.2	DE
Seligman Partners, LLC3	DE
Lionstone BBP Limited Partner, LLC	DE
Houston BBP, L.P.4	DE
Lionstone Partners, LLC	TX
Cash Flow Asset Management GP, LLC	TX
Cash Flow Asset Management, L.P.5	TX
CREAD Special VAD Limited Partner, LLC	DE
Lionstone Advisory Services, LLC	TX
Lionstone CFRE II Real Estate Advisory, LLC	DE
Lionstone Development Services, LLC	TX
LPL 1111 Broadway GP, LLC	TX
LPL 1111 Broadway, L.P.6	TX
Lionstone VA Five, LLC7	DE
Lionstone US Value-Add Five, L.P.8	DE
RiverSource CDO Seed Investments, LLC	MN
Columbia Management Investment Services Corp.	MN
RiverSource Distributors, Inc.2	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY

RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Portfolio, LLC9	DE

1This entity has three partners: Ameriprise Financial, Inc. owns a 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR are owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC

2Registered Broker-Dealer

3This entity is managed by members of onshore hedge fund feeders

4This entity is owned by: Lionstone BBP Limited Partner, LLC (2%) & Teacher Retirement System of Texas (98%)

5This entity is owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%).

6This entity is owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)

7This entity is owned by: Columbia Management Investment Advisers, LLC (83.333%) & Lionstone LVA5 Holdings, LLC (16.667%)

8This entity is owned by: Lionstone VA Five, LLC (3%); Teacher Retirement System of Texas (44.1%); California State Teachers' Retirement System (44.1%);

William Marsh Rice University (8.8%)

9One-third of this entity is owned by American Express Travel Related Services.

Ameriprise International Holdings GmbH
Switzerland

Ameriprise Asset Management Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong

Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia

Threadneedle Investments Singapore (Pte.) Ltd.
Singapore

Threadneedle EMEA Holdings 1, LLC
Minnesota, USA

Threadneedle Asset Management Holdings Sàrl	Luxembourg
CTM Holdings Limited	Malta
Columbia Threadneedle Investments (ME) Limited	Dubai
TAM Investment Limited	England
Threadneedle Holdings Limited	England
TAM UK Holdings Limited	England
Threadneedle Asset Management Holdings Limited	England Columbia Thre
TC Financing Limited	England
Threadneedle Asset Management Limited	England
Threadneedle Investment Services Limited	England Threadneedle
Convivo Asset Management Limited	England
Sackville TIPP Property (GP) Limited	England
Threadneedle Investment Advisors Limited	England
Threadneedle Portfolio Managers Limited	England
Threadneedle Asset Management Finance Limited	England TMS Investmen
Threadneedle International Fund Management Limited	England
Threadneedle International Limited	England
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England
Threadneedle Management Services Limited	England Threadneedle
Threadneedle Pension Trustees Limited	England
Threadneedle Securities Limited	England
Threadneedle Navigator ISA Manager Limited	England
Threadneedle Pensions Limited	England
Threadneedle Portfolio Services AG
Switzerland

Threadneedle Portfolio Services Limited	England

Threadneedle Property Investments Limited
England
Sackville (CTESIF) GP Sàrl
Luxembourg

Sackville LCW (GP) Limited	England
Sackville LCW Sub LP 1 (GP) Limited	England
Sackville LCW Nominee 1 Limited	England
Sackville LCW Nominee 2 Limited	England
Sackville LCW Sub LP 2 (GP) Limited	England
Sackville LCW Nominee 3 Limited	England
Sackville LCW Nominee 4 Limited	England Sackville Prope
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey Sackville UKPEC
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey Sackville Propert
Sackville UKPEC9 St James Nominee 2 Limited	Jersey Sackville Propert
Sackville UKPEC7 Tower Nominee 2 Limited	Jersey Sackville Propert
Sackville UKPEC8 Victoria Nominee 2 Limited	Jersey
Sackville SPF IV Property(GP) Limited	England
Sackville SPF IV (GP) No. 1 Limited	England
Sackville SPV IV (GP) No. 2 Limited	England
Sackville SPF IV (GP) No. 3 Limited	England
Sackville Tandem Property (GP) Limited	England
Sackville TPEN Property (GP) Limited	England
Sackville TPEN Property Nominee (2) Limited	England
Sackville TPEN Property Nominee Limited	England Sackville TSP
Sackville UK Property Select II (GP) Limited	England
Sackville UK Property Select II (GP) No. 1 Limited	England Sackville UK P
Limited
England
Sackville UKPEC1 Leeds (GP) Limited	England
Sackville UKPEC1 Leeds Nominee 1 Limited	England
Sackville UKPEC1 Leeds Nominee 2 Limited	England Sackville UKPE
Sackville UKPEC3 Croxley (GP) Limited	England Sackville UKPE
Sackville UKPEC3 Croxley Nominee 2 Limited	England Sackville UKPE
Threadneedle Property Execution 1 Limited	England
Threadneedle Property Execution 2 Limited	England
Threadneedle UK Property Equity Club PCC	Jersey
Threadneedle UK Property Equity II Asia 1 PC	Jersey
Threadneedle UK Property Equity II ROW 1 PC
Jersey
Threadneedle International Investments GmbH	Switzerland

Threadneedle Management Luxembourg S.A.	Luxembourg

Threadneedle Unit Trust Manager Limited	England

Item 27. Number of Contract owners

As of March 31,2020 there were 10,652 nonqualified and 17,221 qualified contract owners.
Item 28.	Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

(a)Principal Underwriters.

RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal	Positions and Offices
Business Address*	with Underwriter
------------------------	----------------------------------
Lynn Abbott	President
Gumer C. Alvero	Director and Vice President
Shweta Jhanji	Senior Vice President and Treasurer
Thomas R. Moore	Secretary
Mark D. Scalercio	Vice President
Michael S. Mattox	Chief Financial Officer
John R. Woerner	Chairman of the Board and
Chief Executive Officer

*Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474.

(c)RiverSource Distributors, Inc., the principal underwriters during Registrant's last fiscal year, was paid the following commissions:

NET UNDERWRITING
NAME OF PRINCIPAL	DISCOUNTS AND	COMPENSATION ON	BROKERAGE
UNDERWRITER	COMMISSIONS	REDEMPTION	COMMISSIONS
COMPENSATION
RiverSource	$399,982,525	None	None	None
Distributors, Inc.
Item 30.	Location of Accounts and Records
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
Item 31.	Management Services
Not applicable.
Item 32.	Undertakings

(a)Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

(d)The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

(e)Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. Avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) -

(4)of that no-action letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 24th day of April, 2020.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT

----------------------------------------------

(Registrant)

By RiverSource Life Insurance Company

----------------------------------------------

(Depositor)

By /s/ John R. Woerner*

--------------------------

John R. Woerner

Chairman of the Board and President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2020.

	Signature		Title
/s/	John R. Woerner*		Chairman of the Board and
President
------------------------------------
John R. Woerner
/s/ Gumer C. Alvero*			Director and Executive Vice
	-------------------------------------		President - Annuities
Gumer C. Alvero
/s/ Stephen P. Blaske*			Director, Senior Vice President and Chief
	-----------	-----------	Actuary
Stephen P. Blaske
	/s/ Shweta	Jhanji*	Senior Vice President and Treasurer
-------------------------------------
	Shweta	Jhanji
/s/ Brian J. McGrane*			Director, Executive Vice President

- -------------------------------------		and Chief Financial Officer
Brian J. McGrane
/s/ Jeninne C. McGee*		Director
- -------------------------------------
Jeninne C. McGee
/s/ Michael J. Pelzel*		Senior Vice President – Corporate Tax
- -------------------------------------
Michael J. Pelzel
/s/	Colin J. Lundgren*	Director
------------------------------------
Colin J. Lundgren
/s/	Jeanne P. Stadtlander*	Vice President and Controller
------------------------------------
Jeanne P. Stadtlander

*Signed pursuant Power of Attorney, dated March 5, 2020 filed electronically as Exhibit 13 to RiverSource Variable Account 10's Post-Effective Amendment No.2 to Registration Statement No. 333-230376 is incorporated herein by reference, by:

/s/ Nicole D. Wood

--------------------------------------

Nicole D. Wood

Assistant General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 15 TO REGISTRATION STATEMENT NO. 333- 139761

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

The prospectuses for:

RiverSource(R) Galaxy Premier Variable Annuity

RiverSource(R) Pinnacle Variable Annuity

Part B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2020 filed electronically as Part B to Post-Effective Amendment No. 24 under Registration Statement No. 333-139760 is incorporated by reference.

Part C.

Other Information.

The signatures.

Exhibits

EXHIBIT INDEX

9.Opinion of Counsel and Consent

10.1Consent of Independent Registered Public Accounting Firm for RiverSource(R) Galaxy Premier Variable Annuity

10.2Consent of Independent Registered Public Accounting Firm for RiverSource(R) Pinnacle Variable Annuity